Administrator | Wells Fargo Advantage Equity Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Equity Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Equity Value Fund		Admin Administrator
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.48%
Total Annual Fund Operating Expenses	[2]	1.13%
Fee Waivers		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.00%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Equity Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	102	346	610	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Equity Value Fund Admin	Inception Date	1 Year	5 Years	Since Inception
Administrator Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	5.70%
Administrator	Aug 29, 2003	17.12%	1.81%	6.08%
Administrator After Taxes on Distributions	Aug 29, 2003	17.03%	1.18%	5.62%
Administrator After Taxes on Distributions and Sales	Aug 29, 2003	11.24%	1.37%	5.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Equity Value Fund | Admin
Highest Quarter:
3rd Quarter 2009 +19.43%
Lowest Quarter:
4th Quarter 2008 -22.00%

Institutional | Wells Fargo Advantage Equity Value Fund | I
Highest Quarter:
3rd Quarter 2009 +19.43%
Lowest Quarter:
4th Quarter 2008 -21.90%

Institutional | Wells Fargo Advantage Equity Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Equity Value Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Equity Value Fund		I Institutional
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[2]	0.86%
Fee Waivers		(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.75%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Equity Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	77	263	466	1,051

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Equity Value Fund I	Inception Date	1 Year	5 Years	Since Inception
Institutional Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	5.70%
Institutional	Aug 31, 2006	17.34%	1.99%	6.22%
Institutional After Taxes on Distributions	Aug 31, 2006	17.21%	1.33%	5.73%
Institutional After Taxes on Distributions and Sales	Aug 31, 2006	11.45%	1.52%	5.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | Wells Fargo Advantage Equity Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Equity Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Equity Value Fund		A	B	C
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	[2]	1.29%	2.04%	2.04%
Fee Waivers		(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.25%	2.00%	2.00%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Equity Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	695	957	1,238	2,039
B	703	936	1,295	2,083
C	303	636	1,095	2,366

Expense Example, No Redemption Wells Fargo Advantage Equity Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	203	636	1,095	2,083
C	203	636	1,095	2,366

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Equity Value Fund Retail	Inception Date	1 Year	5 Years	Since Inception
A	Aug 29, 2003	10.07%	0.31%	4.93%
A After Taxes on Distributions	Aug 29, 2003	10.03%	(0.27%)	4.48%
A After Taxes on Distributions and Sales	Aug 29, 2003	6.61%	0.11%	4.15%
B	Aug 29, 2003	10.92%	0.38%	5.04%
C	Aug 29, 2003	14.95%	0.74%	4.99%
Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	5.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Equity Value Fund | A
Highest Quarter:
3rd Quarter 2009 +19.31%
Lowest Quarter:
4th Quarter 2008 -22.01%

Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.59%

Investor | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage C&B Large Cap Value Fund	Investor
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage C&B Large Cap Value Fund		Investor
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.71%
Total Annual Fund Operating Expenses	[2]	1.36%
Fee Waivers		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	122	415	729	1,621

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund	Inception Date	1 Year	5 Years	10 Years
Investor Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%
Investor	May 15, 1990	13.73%	1.99%	4.67%
Investor After Taxes on Distributions	May 15, 1990	13.56%	1.44%	3.90%
Investor After Taxes on Distributions and Sales	May 15, 1990	9.14%	1.61%	3.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage C&B Large Cap Value Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage C&B Large Cap Value Fund		I Institutional
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[2]	0.86%
Fee Waivers		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.70%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	72	258	461	1,046

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund I	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%
Institutional	Jul 26, 2004	14.28%	2.50%	5.02%
Institutional After Taxes on Distributions	Jul 26, 2004	14.00%	1.86%	4.19%
Institutional After Taxes on Distributions and Sales	Jul 26, 2004	9.65%	2.02%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.70%

Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.67%

Administrator | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage C&B Large Cap Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage C&B Large Cap Value Fund		Admin Administrator
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.48%
Total Annual Fund Operating Expenses	[2]	1.13%
Fee Waivers		(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.95%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	97	341	605	1,359

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%
Administrator	Jul 26, 2004	13.68%	2.22%	4.82%
Administrator After Taxes on Distributions	Jul 26, 2004	13.46%	1.62%	4.01%
Administrator After Taxes on Distributions and Sales	Jul 26, 2004	9.19%	1.79%	3.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage C&B Large Cap Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage C&B Large Cap Value Fund		A	B	C
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	[2]	1.29%	2.04%	2.04%
Fee Waivers		(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.15%	1.90%	1.90%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	947	1,229	2,030
B	693	926	1,285	2,074
C	293	626	1,085	2,358

Expense Example, No Redemption Wells Fargo Advantage C&B Large Cap Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	626	1,085	2,074
C	193	626	1,085	2,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jul 26, 2004	7.16%	0.81%	4.06%
A After Taxes on Distributions	Jul 26, 2004	6.96%	0.26%	3.29%
A After Taxes on Distributions and Sales	Jul 26, 2004	4.91%	0.59%	3.22%
B	Jul 26, 2004	7.76%	0.87%	4.15%
C	Jul 26, 2004	11.74%	1.26%	3.92%
Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.75%

Administrator | Wells Fargo Advantage Diversified Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Diversified Equity Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Diversified Equity Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Acquired Fund Fees and Expenses		0.59%
Total Annual Fund Operating Expenses		1.30%
Fee Waivers		(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Diversified Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	102	318	622	1,484

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 39 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Diversified Equity Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)		15.70%	2.76%	2.46%
Administrator	Nov 11, 1994	14.83%	1.65%	1.25%
Administrator After Taxes on Distributions	Nov 11, 1994	14.69%	0.33%	0.14%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	9.83%	1.20%	0.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | Wells Fargo Advantage Diversified Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Diversified Equity Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Diversified Equity Fund		A	B	C
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses		1.46%	2.21%	2.21%
Fee Waivers		(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%	2.00%	2.00%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Diversified Equity Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	695	949	1,267	2,167
B	703	927	1,324	2,212
C	303	627	1,124	2,492

Expense Example, No Redemption Wells Fargo Advantage Diversified Equity Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	203	627	1,124	2,212
C	203	627	1,124	2,492

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 37 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Diversified Equity Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	May 2, 1996	7.92%	0.20%	0.40%
A After Taxes on Distributions	May 2, 1996	7.82%	(1.07%)	(0.65%)
A After Taxes on Distributions and Sales	May 2, 1996	5.26%	(0.02%)	0.14%
B	May 6, 1996	8.68%	0.25%	0.47%
C	Oct 1, 1998	12.67%	0.64%	0.24%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)		15.70%	2.76%	2.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Diversified Equity Fund | A
Highest Quarter:
2nd Quarter 2009 +16.60%
Lowest Quarter:
4th Quarter 2008 -22.59%

Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin
Highest Quarter:
2nd Quarter 2009 +16.70%
Lowest Quarter:
4th Quarter 2008 -22.56%

Retail | Wells Fargo Advantage Small Company Value Fund | A
Highest Quarter:
2nd Quarter 2009 +34.31%
Lowest Quarter:
4th Quarter 2008 -31.58%

Administrator | Wells Fargo Advantage Small Company Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Value Fund		Admin Administrator
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Total Annual Fund Operating Expenses	[2]	1.43%
Fee Waivers		(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	122	430	760	1,693

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Value Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%
Administrator	Jan 31, 2002	26.95%	1.72%	8.43%
Administrator After Taxes on Distributions	Jan 31, 2002	26.95%	0.98%	7.58%
Administrator After Taxes on Distributions and Sales	Jan 31, 2002	17.52%	1.28%	7.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Small Company Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Value Fund	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Value Fund		Institutional
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[2]	1.16%
Fee Waivers		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.00%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	102	353	623	1,395

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Value Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%
Institutional	Jul 30, 2010	27.05%	1.74%	8.43%
Institutional After Taxes on Distributions	Jul 30, 2010	27.05%	0.99%	7.59%
Institutional After Taxes on Distributions and Sales	Jul 30, 2010	17.58%	1.29%	7.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | Wells Fargo Advantage Small Company Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Small Company Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Small Company Value Fund		A	B	C
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	[2]	1.59%	2.34%	2.34%
Fee Waivers		(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.45%	2.20%	2.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	1,035	1,378	2,344
B	723	1,017	1,438	2,390
C	323	717	1,238	2,665

Expense Example, No Redemption Wells Fargo Advantage Small Company Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	223	717	1,238	2,390
C	223	717	1,238	2,665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Small Company Value Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 31, 2002	19.33%	0.23%	7.52%
A After Taxes on Distributions	Jan 31, 2002	19.33%	(0.48%)	6.70%
A After Taxes on Distributions and Sales	Jan 31, 2002	12.57%	0.02%	6.36%
B	Jan 31, 2002	20.67%	0.31%	7.58%
C	Aug 30, 2002	24.67%	0.70%	7.37%
Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Administrator | Wells Fargo Advantage Small Company Value Fund | Admin
Highest Quarter:
2nd Quarter 2009 +34.35%
Lowest Quarter:
4th Quarter 2008 -31.67%

Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional
Highest Quarter:
2nd Quarter 2009 +34.35%
Lowest Quarter:
4th Quarter 2008 -31.67%

Institutional | Wells Fargo Advantage Emerging Growth Fund | I
Highest Quarter:
2nd Quarter 2009 +19.66%
Lowest Quarter: 1st
Quarter 2008 -23.52%

Institutional | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Emerging Growth Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Emerging Growth Fund		I Institutional
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		3.55%
Total Annual Fund Operating Expenses	[2]	4.35%
Fee Waivers		(3.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.95%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	97	1,008	1,931	4,292

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund I	Inception Date	1 Year	Since Inception
Institutional Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%
Institutional	Mar 31, 2008	32.45%	3.88%
Institutional After Taxes on Distributions	Mar 31, 2008	32.45%	3.80%
Institutional After Taxes on Distributions and Sales	Mar 31, 2008	21.09%	3.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Emerging Growth Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Emerging Growth Fund		Admin Administrator
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		3.82%
Total Annual Fund Operating Expenses	[2]	4.62%
Fee Waivers		(3.42%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	122	1,085	2,055	4,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund Admin	Inception Date	1 Year	Since Inception
Administrator Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%
Administrator	Jan 31, 2007	31.99%	3.70%
Administrator After Taxes on Distributions	Jan 31, 2007	31.99%	3.62%
Administrator After Taxes on Distributions and Sales	Jan 31, 2007	20.79%	3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Emerging Growth Fund	Investor
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Emerging Growth Fund		Investor
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		4.05%
Total Annual Fund Operating Expenses	[2]	4.85%
Fee Waivers		(3.36%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.49%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	152	1,157	2,166	4,700

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund	Inception Date	1 Year	Since Inception
Investor Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%
Investor	Jan 31, 2007	31.78%	3.44%
Investor After Taxes on Distributions	Jan 31, 2007	31.78%	3.36%
Investor After Taxes on Distributions and Sales	Jan 31, 2007	20.66%	2.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin
Highest Quarter:
4th Quarter 2010 +19.56%
Lowest Quarter:
4th Quarter 2008 -23.56%

Investor | Wells Fargo Advantage Emerging Growth Fund | Investor
Highest Quarter:
4th Quarter 2010 +19.54%
Lowest Quarter: 1st
Quarter 2008 -23.58%

Retail | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Emerging Growth Fund	A	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Emerging Growth Fund		A	C
Management Fees	[1]	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		3.98%	3.98%
Total Annual Fund Operating Expenses	[2]	4.78%	5.53%
Fee Waivers		(3.33%)	(3.33%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.45%	2.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	1,649	2,588	4,954
C	323	1,354	2,473	5,219

Expense Example, No Redemption Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C Retail	223	1,354	2,473	5,219

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund Retail	Inception Date	1 Year	Since Inception
A	Mar 31, 2008	24.24%	1.87%
A After Taxes on Distributions	Mar 31, 2008	24.24%	1.80%
A After Taxes on Distributions and Sales	Mar 31, 2008	15.76%	1.56%
C	Mar 31, 2008	29.82%	2.67%
Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail | Wells Fargo Advantage Emerging Growth Fund | A
Highest Quarter:
2nd Quarter 2009 +19.59%
Lowest Quarter:
4th Quarter 2008 -23.62%

Institutional | Wells Fargo Advantage Small Company Growth Fund | I
Highest Quarter:
2nd Quarter 2009 +24.54%
Lowest Quarter:
4th Quarter 2008 -28.29%

Institutional | Wells Fargo Advantage Small Company Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Growth Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Growth Fund		I Institutional
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses	[2]	1.02%
Fee Waivers		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.95%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	97	318	556	1,241

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Growth Fund I	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%
Institutional	Mar 31, 2008	35.36%	4.64%	4.65%
Institutional After Taxes on Distributions	Mar 31, 2008	35.36%	3.01%	3.71%
Institutional After Taxes on Distributions and Sales	Mar 31, 2008	22.98%	3.25%	3.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | Wells Fargo Advantage Small Company Growth Fund | A
Highest Quarter:
2nd Quarter 2009 +24.39%
Lowest Quarter:
4th Quarter 2008 -28.35%

Retail | Wells Fargo Advantage Small Company Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Small Company Growth Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Small Company Growth Fund		A	B	C
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	[2]	1.45%	2.20%	2.20%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.45%	2.20%	2.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	1,007	1,322	2,210
B	723	988	1,380	2,255
C	323	688	1,180	2,534

Expense Example, No Redemption Wells Fargo Advantage Small Company Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	223	688	1,180	2,255
C	223	688	1,180	2,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Small Company Growth Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 30, 2004	26.94%	3.01%	3.71%
A After Taxes on Distributions	Jan 30, 2004	26.94%	1.39%	2.77%
A After Taxes on Distributions and Sales	Jan 30, 2004	17.51%	1.86%	2.83%
B	Jan 30, 2004	28.72%	3.10%	3.78%
C	Jan 30, 2004	32.73%	3.48%	3.63%
Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin
Highest Quarter:
2nd Quarter 2009 +24.44%
Lowest Quarter:
4th Quarter 2008 -28.32%

Administrator | Wells Fargo Advantage Small Company Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Growth Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Growth Fund		Admin Administrator
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.49%
Total Annual Fund Operating Expenses	[2]	1.29%
Fee Waivers		(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	122	400	699	1,549

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Growth Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%
Administrator	Nov 11, 1994	35.08%	4.52%	4.59%
Administrator After Taxes on Distributions	Nov 11, 1994	35.08%	2.89%	3.65%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	22.80%	3.15%	3.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage International Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage International Value Fund		Admin Administrator
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.74%
Total Annual Fund Operating Expenses	[2]	1.59%
Fee Waivers		(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.25%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	127	469	834	1,861

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage International Value Fund Admin	Inception Date	1 Year	5 Years	Since Inception
Administrator MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)		3.25%	1.37%	7.52%
Administrator	Apr 8, 2005	7.33%	0.93%	6.64%
Administrator After Taxes on Distributions	Apr 8, 2005	6.84%	0.49%	6.08%
Administrator After Taxes on Distributions and Sales	Apr 8, 2005	5.03%	0.74%	5.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage International Value Fund | I
Highest Quarter:
2nd Quarter 2009 +30.36%
Lowest Quarter:
4th Quarter 2008 -19.75%

Retail | Wells Fargo Advantage International Value Fund | A
Highest Quarter:
2nd Quarter 2009 +30.31%
Lowest Quarter:
4th Quarter 2008 -19.83%

Retail | Wells Fargo Advantage International Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage International Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage International Value Fund		A	B	C
Management Fees	[1]	0.85%	0.85%	0.85%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	[2]	1.75%	2.50%	2.50%
Fee Waivers		(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.50%	2.25%	2.25%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	719	1,071	1,447	2,499
B	728	1,055	1,508	2,546
C	328	755	1,308	2,817

Expense Example, No Redemption Wells Fargo Advantage International Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	228	755	1,308	2,546
C	228	755	1,308	2,817

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage International Value Fund Retail	Inception Date	1 Year	5 Years	Since Inception
A	Oct 31, 2003	0.87%	(0.48%)	5.58%
A After Taxes on Distributions	Oct 31, 2003	0.47%	(0.89%)	5.07%
A After Taxes on Distributions and Sales	Oct 31, 2003	0.79%	(0.45%)	4.70%
B	Apr 8, 2005	1.25%	(0.47%)	5.66%
C	Apr 8, 2005	5.28%	(0.07%)	5.64%
MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)		3.25%	1.37%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Administrator | Wells Fargo Advantage International Value Fund | Admin
Highest Quarter:
2nd Quarter 2009 +30.27%
Lowest Quarter:
4th Quarter 2008 -19.84%

Institutional | Wells Fargo Advantage International Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Value Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage International Value Fund		I Institutional
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.47%
Total Annual Fund Operating Expenses	[2]	1.32%
Fee Waivers		(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.05%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	107	392	698	1,567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage International Value Fund I	Inception Date	1 Year	5 Years	Since Inception
Institutional MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)		3.25%	1.37%	7.52%
Institutional	Aug 31, 2006	7.53%	1.10%	6.77%
Institutional After Taxes on Distributions	Aug 31, 2006	6.94%	0.63%	6.18%
Institutional After Taxes on Distributions and Sales	Aug 31, 2006	5.22%	0.88%	5.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Index Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Index Asset Allocation Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Index Asset Allocation Fund	Admin Administrator
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Index Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	92	321	569	1,280

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
Equity Securities - We invest a portion of the Fund's assets in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and
Fixed Income Securities - We invest a portion of the Fund's assets in US Treasury Bond to replicate the Barclays Capital 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays Capital 20+ Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Index Asset Allocation Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)		9.38%	5.03%	6.44%
Administrator	Nov 8, 1999	13.42%	2.39%	2.53%
Administrator After Taxes on Distributions	Nov 8, 1999	12.98%	1.50%	1.47%
Administrator After Taxes on Distributions and Sales	Nov 8, 1999	8.98%	1.70%	1.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | Wells Fargo Index Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Index Asset Allocation Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Index Asset Allocation Fund		A	B	C
Management Fees		0.59%	0.59%	0.59%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.97%
Fee Waivers		(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%	1.90%	1.90%
[1]
Funds Management has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Index Asset Allocation Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	933	1,200	1,962
B	693	912	1,256	2,005
C	293	612	1,056	2,290

Expense Example, No Redemption Wells Fargo Index Asset Allocation Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	612	1,056	2,005
C	193	612	1,056	2,290

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
Equity Securities - We invest a portion of the Fund's assets in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and
Fixed Income Securities - We invest a portion of the Fund's assets in US Treasury Bond to replicate the Barclays Capital 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays Capital 20+ Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Index Asset Allocation Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Nov 13, 1986	6.67%	0.93%	1.70%
A After Taxes on Distributions	Nov 13, 1986	6.30%	0.12%	0.71%
A After Taxes on Distributions and Sales	Nov 13, 1986	4.54%	0.48%	0.98%
B	Jan 1, 1995	7.32%	1.00%	1.77%
C	Apr 1, 1998	11.34%	1.36%	1.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		14.01%	4.16%	4.07%
Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)		9.38%	5.03%	6.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Index Asset Allocation Fund | A
Highest Quarter:
3rd Quarter 2009 +14.12%
Lowest Quarter:
4th Quarter 2008 --14.88%

Retail | Wells Fargo Diversified Capital Builder Fund | A
Highest Quarter:
3rd Quarter 2009 +15.47%
Lowest Quarter:
4th Quarter 2008 --27.46%

Retail | Wells Fargo Diversified Capital Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Diversified Capital Builder Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Diversified Capital Builder Fund		A	B	C
Management Fees		0.59%	0.59%	0.59%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.23%	1.98%	1.98%
Fee Waivers		(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%	1.95%	1.95%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Capital Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	934	1,203	1,970
B	698	912	1,259	2,014
C	298	612	1,059	2,299

Expense Example, No Redemption Wells Fargo Diversified Capital Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	198	612	1,059	2,014
C	198	612	1,059	2,299

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Diversified Capital Builder Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 20, 1998	14.41%	0.62%	1.20%
A After Taxes on Distributions	Jan 20, 1998	13.92%	(0.49%)	0.29%
A After Taxes on Distributions and Sales	Jan 20, 1998	9.48%	0.17%	0.63%
B	Sep 11, 1935	15.43%	0.85%	1.27%
C	Jan 22, 1998	19.54%	1.07%	1.05%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		16.11%	4.22%	3.66%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class B shares. After-tax returns for the Class A and Class C shares will vary.

Administrator | Wells Fargo Diversified Capital Builder Fund | Admin
Highest Quarter:
3rd Quarter 2009 +15.64%
Lowest Quarter:
4th Quarter 2008 -27.38%

Administrator | Wells Fargo Diversified Capital Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Capital Builder Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Diversified Capital Builder Fund		Admin Administrator
Management Fees		0.59%
Distribution (12b-1) Fees		none
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.07%
Fee Waivers		(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Capital Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	97	303	553	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns Wells Fargo Diversified Capital Builder Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Administrator Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		16.11%	4.22%	3.66%
Administrator BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Administrator	Jul 30, 2010	21.78%	2.09%	2.06%
Administrator After Taxes on Distributions	Jul 30, 2010	21.19%	0.90%	1.06%
Administrator After Taxes on Distributions and Sales	Jul 30, 2010	14.30%	1.39%	1.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional
Highest Quarter:
3rd Quarter 2009 +15.64%
Lowest Quarter:
4th Quarter 2008 --27.38%

Institutional | Wells Fargo Diversified Capital Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Capital Builder Fund	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Diversified Capital Builder Fund		Institutional
Management Fees		0.59%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.78%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Capital Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	80	249	438	984

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Diversified Capital Builder Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Institutional Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		16.11%	4.22%	3.66%
Institutional BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Institutional	Jan 26, 1998	21.81%	2.10%	2.06%
Institutional After Taxes on Distributions	Jan 26, 1998	21.22%	0.90%	1.06%
Institutional After Taxes on Distributions and Sales	Jan 26, 1998	14.32%	1.40%	1.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Diversified Income Builder Fund | Admin
Highest Quarter:
3rd Quarter 2009 +10.31%
Lowest Quarter:
4th Quarter 2008 -17.06%

Administrator | Wells Fargo Diversified Income Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Income Builder Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Diversified Income Builder Fund		Admin Administrator
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.71%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Income Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	73	227	397	892

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Diversified Income Builder Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		15.68%	7.26%	7.10%
Administrator Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Administrator BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Administrator	Jul 30, 2010	15.91%	1.86%	6.26%
Administrator After Taxes on Distributions	Jul 30, 2010	13.79%	3.68%	4.08%
Administrator After Taxes on Distributions and Sales	Jul 30, 2010	10.27%	2.04%	4.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | Wells Fargo Diversified Income Builder Fund | A
Highest Quarter:
3rd Quarter 2009 +10.05%
Lowest Quarter:
4th Quarter 2008 --16.75%

Institutional | Wells Fargo Diversified Income Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Income Builder Fund	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Diversified Income Builder Fund		Institutional
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.71%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Income Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	73	227	397	892

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Diversified Income Builder Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		15.68%	7.26%	7.10%
Institutional Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Institutional BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Institutional	Jan 13, 1997	16.03%	3.71%	6.28%
Institutional After Taxes on Distributions		13.87%	1.88%	4.09%
Institutional After Taxes on Distributions and Sales	Jan 13, 1997	10.35%	2.05%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Diversified Income Builder Fund | Institutional
Highest Quarter:
3rd Quarter 2009 +10.31%
Lowest Quarter:
4th Quarter 2008 --17.06%

Retail | Wells Fargo Diversified Income Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Diversified Income Builder Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Diversified Income Builder Fund		A	B	C
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.15%	1.90%	1.90%
Fee Waivers		(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.08%	1.83%	1.83%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Income Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	679	899	1,151	1,874
B	686	876	1,206	1,917
C	286	576	1,006	2,204

Expense Example, No Redemption Wells Fargo Diversified Income Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	186	576	1,006	1,917
C	186	576	1,006	2,204

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Diversified Income Builder Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Apr 14, 1987	9.10%	2.26%	5.38%
A After Taxes on Distributions	Apr 14, 1987	7.18%	0.55%	3.31%
A After Taxes on Distributions and Sales	Apr 14, 1987	5.86%	0.88%	3.35%
B	Feb 1, 1993	9.78%	2.40%	5.48%
C	Feb 1, 1993	13.79%	2.73%	5.25%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		15.68%	7.26%	7.10%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Administrator | WF Conservative Allocation Fund | Admin
Highest Quarter:
3rd Quarter 2009 +7.38%
Lowest Quarter:
4th Quarter 2008 --8.32%

Administrator | WF Conservative Allocation Fund
Investment Objective
The Fund seeks total return, consisting primarily of current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Conservative Allocation Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WF Conservative Allocation Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.44%
Total Annual Fund Operating Expenses		1.13%
Fee Waivers		(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	87	331	595	1,350

Portfolio Turnover
The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. Note that the Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 80% of the Fund's total assets in fixed income securities and 20% of the Fund's total assets in equity securities. Such a neutral target allocation, in which a much higher percentage of the Fund's total assets are in fixed income securities (versus a much lower percentage of the Fund's total assets in equity securities) is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. Consequently, we believe that the Fund has takes a relatively more "conservative" approach in its target allocation in its balance between equity and fixed income investments than a hypothetical less "conservative" fund more heavily weighted toward equity securities and less weighted toward fixed income securities.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar denominated, income-producing debt securities, and is expected to have a dollar-weighted average effective duration is expected to be between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Conservative Allocation Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		7.16%	4.85%	4.72%
Administrator Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Administrator	Nov 11, 1994	10.38%	4.23%	3.93%
Administrator After Taxes on Distributions	Nov 11, 1994	5.45%	2.05%	2.13%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	7.08%	2.45%	2.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Retail | WF Growth Balanced Fund | A
Highest Quarter:
2nd Quarter 2009 +15.39%
Lowest Quarter:
4th Quarter 2008 --20.73%

Administrator | WF Growth Balanced Fund
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Growth Balanced Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WF Growth Balanced Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.52%
Total Annual Fund Operating Expenses		1.20%
Fee Waivers		(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Growth Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	97	303	583	1,384

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated to the underlying Managed Fixed Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Growth Balanced Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Administrator Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		12.97%	4.23%	4.01%
Administrator	Nov 11, 1994	13.89%	2.74%	2.73%
Administrator After Taxes on Distributions	Nov 11, 1994	12.90%	1.39%	1.58%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	9.52%	1.87%	1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | WF Growth Balanced Fund | Admin
Highest Quarter:
2nd Quarter 2009 +15.48%
Lowest Quarter:
4th Quarter 2008 --20.66%

Retail | WF Growth Balanced Fund
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 27 and 29 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail WF Growth Balanced Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail WF Growth Balanced Fund		A	B	C
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses		0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%
Fee Waivers		(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%	1.95%	1.95%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Growth Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	934	1,231	2,074
B	698	912	1,287	2,119
C	298	612	1,087	2,401

Expense Example, No Redemption WF Growth Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	198	612	1,087	2,119
C	198	612	1,087	2,401

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated to the underlying Managed Fixed Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Growth Balanced Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Oct 14, 1998	7.03%	1.28%	1.88%
A After Taxes on Distributions	Oct 14, 1998	6.24%	0.12%	0.89%
A After Taxes on Distributions and Sales	Oct 14, 1998	4.96%	0.70%	1.23%
B	Oct 1, 1998	7.73%	1.34%	1.95%
C	Oct 1, 1998	11.71%	1.72%	1.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		12.97%	4.23%	4.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | WF Moderate Balanced Fund | A
Highest Quarter:
2nd Quarter 2009 +10.94%
Lowest Quarter:
4th Quarter 2008 --14.03%

Retail | WF Moderate Balanced Fund
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 27 and 29 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail WF Moderate Balanced Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail WF Moderate Balanced Fund		A	B	C
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses		0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		1.34%	2.09%	2.09%
Fee Waivers		(0.19%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%	1.90%	1.90%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Moderate Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	957	1,250	2,079
B	693	937	1,306	2,124
C	293	637	1,106	2,406

Expense Example, No Redemption WF Moderate Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	637	1,106	2,124
C	193	637	1,106	2,406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio. The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities, may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar-denominated, income-producing debt securities and is expected to have a, dollar-weighted average effective duration between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value,we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Moderate Balanced Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 30, 2004	4.40%	2.03%	2.57%
A After Taxes on Distributions	Jan 30, 2004	3.73%	0.64%	1.13%
A After Taxes on Distributions and Sales	Jan 30, 2004	2.97%	1.12%	1.51%
B	Jan 30, 2004	4.95%	2.11%	2.64%
C	Jan 30, 2004	8.94%	2.47%	2.41%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		9.74%	4.64%	4.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Administrator | WF Moderate Balanced Fund
Investment Objective
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Moderate Balanced Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses WF Moderate Balanced Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Acquired Fund Fees and Expenses		0.47%
Total Annual Fund Operating Expenses		1.18%
Fee Waivers		(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.90%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Moderate Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	92	347	622	1,407

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio. The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities, may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar-denominated, income-producing debt securities and is expected to have a, dollar-weighted average effective duration between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value,we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Moderate Balanced Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Administrator Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		9.74%	4.64%	4.45%
Administrator	Nov 11, 1994	11.07%	3.50%	3.43%
Administrator After Taxes on Distributions	Nov 11, 1994	10.27%	2.03%	1.94%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	7.33%	2.34%	2.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | WF Moderate Balanced Fund | Admin
Highest Quarter:
2nd Quarter 2009 +10.95%
Lowest Quarter:
4th Quarter 2008 --14.00%

Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin
Highest Quarter:
2nd Quarter 2009 +22.79%
Lowest Quarter:
4th Quarter 2008 -26.62%

Administrator | Wells Fargo Advantage Diversified Small Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Diversified Small Cap Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Diversified Small Cap Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.50%
Acquired Fund Fees and Expenses		0.68%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers		(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Diversified Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	102	410	741	1,676

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" approach designed to minimize the volatility and risk of investing in equity securities of small-capitalization companies. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. We use several different small-capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. Currently, the Fund's portfolio combines the small-capitalization equity styles of several master portfolios. Small capitalization companies are defined by the individual master portfolios in which the Fund invests. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 41 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Diversified Small Cap Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 2000 Total Return (reflects no deduction for fees, expenses, or taxes)		26.85%	4.47%	6.33%
Administrator	Dec 31, 1997	27.35%	3.32%	6.51%
Administrator After Taxes on Distributions	Dec 31, 1997	27.34%	2.24%	5.59%
Administrator After Taxes on Distributions and Sales	Dec 31, 1997	17.79%	2.48%	5.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Retail | Wells Fargo Index Asset Allocation Fund | A
Highest Quarter:
3rd Quarter 2009 +14.12%
Lowest Quarter:
4th Quarter 2008 --14.88%

Retail | Wells Fargo Diversified Capital Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Diversified Capital Builder Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Diversified Capital Builder Fund		A	B	C
Management Fees		0.59%	0.59%	0.59%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.23%	1.98%	1.98%
Fee Waivers		(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%	1.95%	1.95%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Capital Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	934	1,203	1,970
B	698	912	1,259	2,014
C	298	612	1,059	2,299

Expense Example, No Redemption Wells Fargo Diversified Capital Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	198	612	1,059	2,014
C	198	612	1,059	2,299

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Diversified Capital Builder Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 20, 1998	14.41%	0.62%	1.20%
A After Taxes on Distributions	Jan 20, 1998	13.92%	(0.49%)	0.29%
A After Taxes on Distributions and Sales	Jan 20, 1998	9.48%	0.17%	0.63%
B	Sep 11, 1935	15.43%	0.85%	1.27%
C	Jan 22, 1998	19.54%	1.07%	1.05%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		16.11%	4.22%	3.66%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class B shares. After-tax returns for the Class A and Class C shares will vary.

Retail | Wells Fargo Diversified Capital Builder Fund | A
Highest Quarter:
3rd Quarter 2009 +15.47%
Lowest Quarter:
4th Quarter 2008 --27.46%

Retail | Wells Fargo Advantage International Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage International Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage International Value Fund		A	B	C
Management Fees	[1]	0.85%	0.85%	0.85%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	[2]	1.75%	2.50%	2.50%
Fee Waivers		(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.50%	2.25%	2.25%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	719	1,071	1,447	2,499
B	728	1,055	1,508	2,546
C	328	755	1,308	2,817

Expense Example, No Redemption Wells Fargo Advantage International Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	228	755	1,308	2,546
C	228	755	1,308	2,817

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage International Value Fund Retail	Inception Date	1 Year	5 Years	Since Inception
A	Oct 31, 2003	0.87%	(0.48%)	5.58%
A After Taxes on Distributions	Oct 31, 2003	0.47%	(0.89%)	5.07%
A After Taxes on Distributions and Sales	Oct 31, 2003	0.79%	(0.45%)	4.70%
B	Apr 8, 2005	1.25%	(0.47%)	5.66%
C	Apr 8, 2005	5.28%	(0.07%)	5.64%
MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)		3.25%	1.37%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage International Value Fund | A
Highest Quarter:
2nd Quarter 2009 +30.31%
Lowest Quarter:
4th Quarter 2008 -19.83%

Retail | Wells Fargo Index Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Index Asset Allocation Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Index Asset Allocation Fund		A	B	C
Management Fees		0.59%	0.59%	0.59%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		1.22%	1.97%	1.97%
Fee Waivers		(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%	1.90%	1.90%
[1]
Funds Management has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Index Asset Allocation Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	933	1,200	1,962
B	693	912	1,256	2,005
C	293	612	1,056	2,290

Expense Example, No Redemption Wells Fargo Index Asset Allocation Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	612	1,056	2,005
C	193	612	1,056	2,290

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
Equity Securities - We invest a portion of the Fund's assets in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and
Fixed Income Securities - We invest a portion of the Fund's assets in US Treasury Bond to replicate the Barclays Capital 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays Capital 20+ Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Index Asset Allocation Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Nov 13, 1986	6.67%	0.93%	1.70%
A After Taxes on Distributions	Nov 13, 1986	6.30%	0.12%	0.71%
A After Taxes on Distributions and Sales	Nov 13, 1986	4.54%	0.48%	0.98%
B	Jan 1, 1995	7.32%	1.00%	1.77%
C	Apr 1, 1998	11.34%	1.36%	1.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		14.01%	4.16%	4.07%
Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)		9.38%	5.03%	6.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | WF Growth Balanced Fund | A
Highest Quarter:
2nd Quarter 2009 +15.39%
Lowest Quarter:
4th Quarter 2008 --20.73%

Retail | WF Moderate Balanced Fund
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 27 and 29 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail WF Moderate Balanced Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail WF Moderate Balanced Fund		A	B	C
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses		0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		1.34%	2.09%	2.09%
Fee Waivers		(0.19%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%	1.90%	1.90%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Moderate Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	957	1,250	2,079
B	693	937	1,306	2,124
C	293	637	1,106	2,406

Expense Example, No Redemption WF Moderate Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	637	1,106	2,124
C	193	637	1,106	2,406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio. The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities, may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar-denominated, income-producing debt securities and is expected to have a, dollar-weighted average effective duration between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value,we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Moderate Balanced Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 30, 2004	4.40%	2.03%	2.57%
A After Taxes on Distributions	Jan 30, 2004	3.73%	0.64%	1.13%
A After Taxes on Distributions and Sales	Jan 30, 2004	2.97%	1.12%	1.51%
B	Jan 30, 2004	4.95%	2.11%	2.64%
C	Jan 30, 2004	8.94%	2.47%	2.41%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		9.74%	4.64%	4.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | WF Moderate Balanced Fund | A
Highest Quarter:
2nd Quarter 2009 +10.94%
Lowest Quarter:
4th Quarter 2008 --14.03%

Retail | Wells Fargo Diversified Income Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Diversified Income Builder Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Diversified Income Builder Fund		A	B	C
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses		1.15%	1.90%	1.90%
Fee Waivers		(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.08%	1.83%	1.83%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Income Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	679	899	1,151	1,874
B	686	876	1,206	1,917
C	286	576	1,006	2,204

Expense Example, No Redemption Wells Fargo Diversified Income Builder Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	186	576	1,006	1,917
C	186	576	1,006	2,204

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Diversified Income Builder Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Apr 14, 1987	9.10%	2.26%	5.38%
A After Taxes on Distributions	Apr 14, 1987	7.18%	0.55%	3.31%
A After Taxes on Distributions and Sales	Apr 14, 1987	5.86%	0.88%	3.35%
B	Feb 1, 1993	9.78%	2.40%	5.48%
C	Feb 1, 1993	13.79%	2.73%	5.25%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		15.68%	7.26%	7.10%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Diversified Income Builder Fund | A
Highest Quarter:
3rd Quarter 2009 +10.05%
Lowest Quarter:
4th Quarter 2008 --16.75%

Retail | WF Growth Balanced Fund
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 27 and 29 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail WF Growth Balanced Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail WF Growth Balanced Fund		A	B	C
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses		0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%
Fee Waivers		(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%	1.95%	1.95%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Growth Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	690	934	1,231	2,074
B	698	912	1,287	2,119
C	298	612	1,087	2,401

Expense Example, No Redemption WF Growth Balanced Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	198	612	1,087	2,119
C	198	612	1,087	2,401

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated to the underlying Managed Fixed Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns WF Growth Balanced Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Oct 14, 1998	7.03%	1.28%	1.88%
A After Taxes on Distributions	Oct 14, 1998	6.24%	0.12%	0.89%
A After Taxes on Distributions and Sales	Oct 14, 1998	4.96%	0.70%	1.23%
B	Oct 1, 1998	7.73%	1.34%	1.95%
C	Oct 1, 1998	11.71%	1.72%	1.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		12.97%	4.23%	4.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.75%

Retail | Wells Fargo Advantage Diversified Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Diversified Equity Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Diversified Equity Fund		A	B	C
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses		1.46%	2.21%	2.21%
Fee Waivers		(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%	2.00%	2.00%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Diversified Equity Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	695	949	1,267	2,167
B	703	927	1,324	2,212
C	303	627	1,124	2,492

Expense Example, No Redemption Wells Fargo Advantage Diversified Equity Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	203	627	1,124	2,212
C	203	627	1,124	2,492

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 37 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Diversified Equity Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	May 2, 1996	7.92%	0.20%	0.40%
A After Taxes on Distributions	May 2, 1996	7.82%	(1.07%)	(0.65%)
A After Taxes on Distributions and Sales	May 2, 1996	5.26%	(0.02%)	0.14%
B	May 6, 1996	8.68%	0.25%	0.47%
C	Oct 1, 1998	12.67%	0.64%	0.24%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)		15.70%	2.76%	2.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Diversified Equity Fund | A
Highest Quarter:
2nd Quarter 2009 +16.60%
Lowest Quarter:
4th Quarter 2008 -22.59%

Retail | Wells Fargo Advantage Equity Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Equity Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Equity Value Fund		A	B	C
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	[2]	1.29%	2.04%	2.04%
Fee Waivers		(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.25%	2.00%	2.00%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Equity Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	695	957	1,238	2,039
B	703	936	1,295	2,083
C	303	636	1,095	2,366

Expense Example, No Redemption Wells Fargo Advantage Equity Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	203	636	1,095	2,083
C	203	636	1,095	2,366

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Equity Value Fund Retail	Inception Date	1 Year	5 Years	Since Inception
A	Aug 29, 2003	10.07%	0.31%	4.93%
A After Taxes on Distributions	Aug 29, 2003	10.03%	(0.27%)	4.48%
A After Taxes on Distributions and Sales	Aug 29, 2003	6.61%	0.11%	4.15%
B	Aug 29, 2003	10.92%	0.38%	5.04%
C	Aug 29, 2003	14.95%	0.74%	4.99%
Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	5.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Equity Value Fund | A
Highest Quarter:
3rd Quarter 2009 +19.31%
Lowest Quarter:
4th Quarter 2008 -22.01%

Retail | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage C&B Large Cap Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage C&B Large Cap Value Fund		A	B	C
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	[2]	1.29%	2.04%	2.04%
Fee Waivers		(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.15%	1.90%	1.90%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	685	947	1,229	2,030
B	693	926	1,285	2,074
C	293	626	1,085	2,358

Expense Example, No Redemption Wells Fargo Advantage C&B Large Cap Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	193	626	1,085	2,074
C	193	626	1,085	2,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jul 26, 2004	7.16%	0.81%	4.06%
A After Taxes on Distributions	Jul 26, 2004	6.96%	0.26%	3.29%
A After Taxes on Distributions and Sales	Jul 26, 2004	4.91%	0.59%	3.22%
B	Jul 26, 2004	7.76%	0.87%	4.15%
C	Jul 26, 2004	11.74%	1.26%	3.92%
Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Emerging Growth Fund | A
Highest Quarter:
2nd Quarter 2009 +19.59%
Lowest Quarter:
4th Quarter 2008 -23.62%

Retail | Wells Fargo Advantage Small Company Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Small Company Growth Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Small Company Growth Fund		A	B	C
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	[2]	1.45%	2.20%	2.20%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.45%	2.20%	2.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	1,007	1,322	2,210
B	723	988	1,380	2,255
C	323	688	1,180	2,534

Expense Example, No Redemption Wells Fargo Advantage Small Company Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	223	688	1,180	2,255
C	223	688	1,180	2,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Small Company Growth Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 30, 2004	26.94%	3.01%	3.71%
A After Taxes on Distributions	Jan 30, 2004	26.94%	1.39%	2.77%
A After Taxes on Distributions and Sales	Jan 30, 2004	17.51%	1.86%	2.83%
B	Jan 30, 2004	28.72%	3.10%	3.78%
C	Jan 30, 2004	32.73%	3.48%	3.63%
Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Small Company Growth Fund | A
Highest Quarter:
2nd Quarter 2009 +24.39%
Lowest Quarter:
4th Quarter 2008 -28.35%

Retail | Wells Fargo Advantage Small Company Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Small Company Value Fund	A	B	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Small Company Value Fund		A	B	C
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	[2]	1.59%	2.34%	2.34%
Fee Waivers		(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.45%	2.20%	2.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	1,035	1,378	2,344
B	723	1,017	1,438	2,390
C	323	717	1,238	2,665

Expense Example, No Redemption Wells Fargo Advantage Small Company Value Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
B	223	717	1,238	2,390
C	223	717	1,238	2,665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Small Company Value Fund Retail	Inception Date	1 Year	5 Years	10 Years
A	Jan 31, 2002	19.33%	0.23%	7.52%
A After Taxes on Distributions	Jan 31, 2002	19.33%	(0.48%)	6.70%
A After Taxes on Distributions and Sales	Jan 31, 2002	12.57%	0.02%	6.36%
B	Jan 31, 2002	20.67%	0.31%	7.58%
C	Aug 30, 2002	24.67%	0.70%	7.37%
Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Small Company Value Fund | A
Highest Quarter:
2nd Quarter 2009 +34.31%
Lowest Quarter:
4th Quarter 2008 -31.58%

Retail | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Wells Fargo Advantage Emerging Growth Fund	A	C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Retail Wells Fargo Advantage Emerging Growth Fund		A	C
Management Fees	[1]	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		3.98%	3.98%
Total Annual Fund Operating Expenses	[2]	4.78%	5.53%
Fee Waivers		(3.33%)	(3.33%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.45%	2.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
A	714	1,649	2,588	4,954
C	323	1,354	2,473	5,219

Expense Example, No Redemption Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C Retail	223	1,354	2,473	5,219

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund Retail	Inception Date	1 Year	Since Inception
A	Mar 31, 2008	24.24%	1.87%
A After Taxes on Distributions	Mar 31, 2008	24.24%	1.80%
A After Taxes on Distributions and Sales	Mar 31, 2008	15.76%	1.56%
C	Mar 31, 2008	29.82%	2.67%
Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Administrator | Wells Fargo Diversified Income Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Income Builder Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Diversified Income Builder Fund		Admin Administrator
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.71%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Income Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	73	227	397	892

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Diversified Income Builder Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		15.68%	7.26%	7.10%
Administrator Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Administrator BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Administrator	Jul 30, 2010	15.91%	1.86%	6.26%
Administrator After Taxes on Distributions	Jul 30, 2010	13.79%	3.68%	4.08%
Administrator After Taxes on Distributions and Sales	Jul 30, 2010	10.27%	2.04%	4.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Diversified Income Builder Fund | Admin
Highest Quarter:
3rd Quarter 2009 +10.31%
Lowest Quarter:
4th Quarter 2008 -17.06%

Administrator | Wells Fargo Advantage Diversified Small Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Diversified Small Cap Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Diversified Small Cap Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.50%
Acquired Fund Fees and Expenses		0.68%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers		(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Diversified Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	102	410	741	1,676

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests in a "multi-style" approach designed to minimize the volatility and risk of investing in equity securities of small-capitalization companies. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. We use several different small-capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. Currently, the Fund's portfolio combines the small-capitalization equity styles of several master portfolios. Small capitalization companies are defined by the individual master portfolios in which the Fund invests. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 41 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Diversified Small Cap Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 2000 Total Return (reflects no deduction for fees, expenses, or taxes)		26.85%	4.47%	6.33%
Administrator	Dec 31, 1997	27.35%	3.32%	6.51%
Administrator After Taxes on Distributions	Dec 31, 1997	27.34%	2.24%	5.59%
Administrator After Taxes on Distributions and Sales	Dec 31, 1997	17.79%	2.48%	5.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Index Asset Allocation Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Index Asset Allocation Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Index Asset Allocation Fund	Admin Administrator
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Index Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	92	321	569	1,280

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
Equity Securities - We invest a portion of the Fund's assets in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and
Fixed Income Securities - We invest a portion of the Fund's assets in US Treasury Bond to replicate the Barclays Capital 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays Capital 20+ Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Index Asset Allocation Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)		9.38%	5.03%	6.44%
Administrator	Nov 8, 1999	13.42%	2.39%	2.53%
Administrator After Taxes on Distributions	Nov 8, 1999	12.98%	1.50%	1.47%
Administrator After Taxes on Distributions and Sales	Nov 8, 1999	8.98%	1.70%	1.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Diversified Capital Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Capital Builder Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Diversified Capital Builder Fund		Admin Administrator
Management Fees		0.59%
Distribution (12b-1) Fees		none
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.07%
Fee Waivers		(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Capital Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	97	303	553	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns Wells Fargo Diversified Capital Builder Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Administrator Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		16.11%	4.22%	3.66%
Administrator BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Administrator	Jul 30, 2010	21.78%	2.09%	2.06%
Administrator After Taxes on Distributions	Jul 30, 2010	21.19%	0.90%	1.06%
Administrator After Taxes on Distributions and Sales	Jul 30, 2010	14.30%	1.39%	1.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Diversified Capital Builder Fund | Admin
Highest Quarter:
3rd Quarter 2009 +15.64%
Lowest Quarter:
4th Quarter 2008 -27.38%

Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin
Highest Quarter:
2nd Quarter 2009 +22.79%
Lowest Quarter:
4th Quarter 2008 -26.62%

Administrator | WF Growth Balanced Fund | Admin
Highest Quarter:
2nd Quarter 2009 +15.48%
Lowest Quarter:
4th Quarter 2008 --20.66%

Administrator | WF Moderate Balanced Fund
Investment Objective
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Moderate Balanced Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses WF Moderate Balanced Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Acquired Fund Fees and Expenses		0.47%
Total Annual Fund Operating Expenses		1.18%
Fee Waivers		(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.90%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Moderate Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	92	347	622	1,407

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio. The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities, may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar-denominated, income-producing debt securities and is expected to have a, dollar-weighted average effective duration between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value,we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Moderate Balanced Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Administrator Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		9.74%	4.64%	4.45%
Administrator	Nov 11, 1994	11.07%	3.50%	3.43%
Administrator After Taxes on Distributions	Nov 11, 1994	10.27%	2.03%	1.94%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	7.33%	2.34%	2.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | WF Moderate Balanced Fund | Admin
Highest Quarter:
2nd Quarter 2009 +10.95%
Lowest Quarter:
4th Quarter 2008 --14.00%

Administrator | WF Conservative Allocation Fund
Investment Objective
The Fund seeks total return, consisting primarily of current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Conservative Allocation Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WF Conservative Allocation Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.44%
Total Annual Fund Operating Expenses		1.13%
Fee Waivers		(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	87	331	595	1,350

Portfolio Turnover
The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. Note that the Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 80% of the Fund's total assets in fixed income securities and 20% of the Fund's total assets in equity securities. Such a neutral target allocation, in which a much higher percentage of the Fund's total assets are in fixed income securities (versus a much lower percentage of the Fund's total assets in equity securities) is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. Consequently, we believe that the Fund has takes a relatively more "conservative" approach in its target allocation in its balance between equity and fixed income investments than a hypothetical less "conservative" fund more heavily weighted toward equity securities and less weighted toward fixed income securities.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar denominated, income-producing debt securities, and is expected to have a dollar-weighted average effective duration is expected to be between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Conservative Allocation Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		7.16%	4.85%	4.72%
Administrator Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Administrator	Nov 11, 1994	10.38%	4.23%	3.93%
Administrator After Taxes on Distributions	Nov 11, 1994	5.45%	2.05%	2.13%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	7.08%	2.45%	2.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | WF Conservative Allocation Fund | Admin
Highest Quarter:
3rd Quarter 2009 +7.38%
Lowest Quarter:
4th Quarter 2008 --8.32%

Administrator | WF Growth Balanced Fund
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WF Growth Balanced Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WF Growth Balanced Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses		0.52%
Total Annual Fund Operating Expenses		1.20%
Fee Waivers		(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example WF Growth Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	97	303	583	1,384

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated to the underlying Managed Fixed Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns WF Growth Balanced Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
Administrator Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		12.97%	4.23%	4.01%
Administrator	Nov 11, 1994	13.89%	2.74%	2.73%
Administrator After Taxes on Distributions	Nov 11, 1994	12.90%	1.39%	1.58%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	9.52%	1.87%	1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage International Value Fund | Admin
Highest Quarter:
2nd Quarter 2009 +30.27%
Lowest Quarter:
4th Quarter 2008 -19.84%

Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.70%

Administrator | Wells Fargo Advantage Diversified Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Diversified Equity Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wells Fargo Advantage Diversified Equity Fund		Admin Administrator
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.46%
Acquired Fund Fees and Expenses		0.59%
Total Annual Fund Operating Expenses		1.30%
Fee Waivers		(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Diversified Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	102	318	622	1,484

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 39 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Diversified Equity Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Administrator Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)		15.70%	2.76%	2.46%
Administrator	Nov 11, 1994	14.83%	1.65%	1.25%
Administrator After Taxes on Distributions	Nov 11, 1994	14.69%	0.33%	0.14%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	9.83%	1.20%	0.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin
Highest Quarter:
2nd Quarter 2009 +16.70%
Lowest Quarter:
4th Quarter 2008 -22.56%

Administrator | Wells Fargo Advantage Equity Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Equity Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Advantage Equity Value Fund		Admin Administrator
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.48%
Total Annual Fund Operating Expenses	[2]	1.13%
Fee Waivers		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.00%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Equity Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	102	346	610	1,363

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Equity Value Fund Admin	Inception Date	1 Year	5 Years	Since Inception
Administrator Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	5.70%
Administrator	Aug 29, 2003	17.12%	1.81%	6.08%
Administrator After Taxes on Distributions	Aug 29, 2003	17.03%	1.18%	5.62%
Administrator After Taxes on Distributions and Sales	Aug 29, 2003	11.24%	1.37%	5.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Equity Value Fund | Admin
Highest Quarter:
3rd Quarter 2009 +19.43%
Lowest Quarter:
4th Quarter 2008 -22.00%

Administrator | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage C&B Large Cap Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Advantage C&B Large Cap Value Fund		Admin Administrator
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.48%
Total Annual Fund Operating Expenses	[2]	1.13%
Fee Waivers		(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.95%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	97	341	605	1,359

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%
Administrator	Jul 26, 2004	13.68%	2.22%	4.82%
Administrator After Taxes on Distributions	Jul 26, 2004	13.46%	1.62%	4.01%
Administrator After Taxes on Distributions and Sales	Jul 26, 2004	9.19%	1.79%	3.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Small Company Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Value Fund		Admin Administrator
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.63%
Total Annual Fund Operating Expenses	[2]	1.43%
Fee Waivers		(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	122	430	760	1,693

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Value Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%
Administrator	Jan 31, 2002	26.95%	1.72%	8.43%
Administrator After Taxes on Distributions	Jan 31, 2002	26.95%	0.98%	7.58%
Administrator After Taxes on Distributions and Sales	Jan 31, 2002	17.52%	1.28%	7.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Small Company Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Growth Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Growth Fund		Admin Administrator
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.49%
Total Annual Fund Operating Expenses	[2]	1.29%
Fee Waivers		(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	122	400	699	1,549

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Growth Fund Admin	Inception Date	1 Year	5 Years	10 Years
Administrator Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%
Administrator	Nov 11, 1994	35.08%	4.52%	4.59%
Administrator After Taxes on Distributions	Nov 11, 1994	35.08%	2.89%	3.65%
Administrator After Taxes on Distributions and Sales	Nov 11, 1994	22.80%	3.15%	3.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin
Highest Quarter:
2nd Quarter 2009 +24.44%
Lowest Quarter:
4th Quarter 2008 -28.32%

Administrator | Wells Fargo Advantage International Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Value Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Advantage International Value Fund		Admin Administrator
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.74%
Total Annual Fund Operating Expenses	[2]	1.59%
Fee Waivers		(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.25%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	127	469	834	1,861

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage International Value Fund Admin	Inception Date	1 Year	5 Years	Since Inception
Administrator MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)		3.25%	1.37%	7.52%
Administrator	Apr 8, 2005	7.33%	0.93%	6.64%
Administrator After Taxes on Distributions	Apr 8, 2005	6.84%	0.49%	6.08%
Administrator After Taxes on Distributions and Sales	Apr 8, 2005	5.03%	0.74%	5.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Small Company Value Fund | Admin
Highest Quarter:
2nd Quarter 2009 +34.35%
Lowest Quarter:
4th Quarter 2008 -31.67%

Administrator | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Emerging Growth Fund	Admin Administrator
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses Wells Fargo Advantage Emerging Growth Fund		Admin Administrator
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		3.82%
Total Annual Fund Operating Expenses	[2]	4.62%
Fee Waivers		(3.42%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Admin Administrator	122	1,085	2,055	4,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund Admin	Inception Date	1 Year	Since Inception
Administrator Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%
Administrator	Jan 31, 2007	31.99%	3.70%
Administrator After Taxes on Distributions	Jan 31, 2007	31.99%	3.62%
Administrator After Taxes on Distributions and Sales	Jan 31, 2007	20.79%	3.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin
Highest Quarter:
4th Quarter 2010 +19.56%
Lowest Quarter:
4th Quarter 2008 -23.56%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Institutional | Wells Fargo Advantage International Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage International Value Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage International Value Fund		I Institutional
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.47%
Total Annual Fund Operating Expenses	[2]	1.32%
Fee Waivers		(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.05%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	107	392	698	1,567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage International Value Fund I	Inception Date	1 Year	5 Years	Since Inception
Institutional MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)		3.25%	1.37%	7.52%
Institutional	Aug 31, 2006	7.53%	1.10%	6.77%
Institutional After Taxes on Distributions	Aug 31, 2006	6.94%	0.63%	6.18%
Institutional After Taxes on Distributions and Sales	Aug 31, 2006	5.22%	0.88%	5.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage International Value Fund | I
Highest Quarter:
2nd Quarter 2009 +30.36%
Lowest Quarter:
4th Quarter 2008 -19.75%

Institutional | Wells Fargo Advantage Small Company Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Growth Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Growth Fund		I Institutional
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses	[2]	1.02%
Fee Waivers		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.95%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	97	318	556	1,241

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Growth Fund I	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%
Institutional	Mar 31, 2008	35.36%	4.64%	4.65%
Institutional After Taxes on Distributions	Mar 31, 2008	35.36%	3.01%	3.71%
Institutional After Taxes on Distributions and Sales	Mar 31, 2008	22.98%	3.25%	3.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Small Company Growth Fund | I
Highest Quarter:
2nd Quarter 2009 +24.54%
Lowest Quarter:
4th Quarter 2008 -28.29%

Institutional | Wells Fargo Diversified Income Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Income Builder Fund	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Diversified Income Builder Fund		Institutional
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.72%
Fee Waivers		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.71%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Income Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	73	227	397	892

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Diversified Income Builder Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		15.68%	7.26%	7.10%
Institutional Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Institutional BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Institutional	Jan 13, 1997	16.03%	3.71%	6.28%
Institutional After Taxes on Distributions		13.87%	1.88%	4.09%
Institutional After Taxes on Distributions and Sales	Jan 13, 1997	10.35%	2.05%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Diversified Income Builder Fund | Institutional
Highest Quarter:
3rd Quarter 2009 +10.31%
Lowest Quarter:
4th Quarter 2008 --17.06%

Institutional | Wells Fargo Diversified Capital Builder Fund
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Diversified Capital Builder Fund	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Diversified Capital Builder Fund		Institutional
Management Fees		0.59%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.78%
[1]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Diversified Capital Builder Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	80	249	438	984

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Diversified Capital Builder Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		16.10%	2.59%	1.83%
Institutional Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		16.11%	4.22%	3.66%
Institutional BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		15.24%	8.67%	8.71%
Institutional	Jan 26, 1998	21.81%	2.10%	2.06%
Institutional After Taxes on Distributions	Jan 26, 1998	21.22%	0.90%	1.06%
Institutional After Taxes on Distributions and Sales	Jan 26, 1998	14.32%	1.40%	1.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional
Highest Quarter:
3rd Quarter 2009 +15.64%
Lowest Quarter:
4th Quarter 2008 --27.38%

Institutional | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage C&B Large Cap Value Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage C&B Large Cap Value Fund		I Institutional
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[2]	0.86%
Fee Waivers		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.70%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	72	258	461	1,046

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund I	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%
Institutional	Jul 26, 2004	14.28%	2.50%	5.02%
Institutional After Taxes on Distributions	Jul 26, 2004	14.00%	1.86%	4.19%
Institutional After Taxes on Distributions and Sales	Jul 26, 2004	9.65%	2.02%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.59%

Institutional | Wells Fargo Advantage Equity Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Equity Value Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Equity Value Fund		I Institutional
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[2]	0.86%
Fee Waivers		(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.75%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Equity Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	77	263	466	1,051

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Equity Value Fund I	Inception Date	1 Year	5 Years	Since Inception
Institutional Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	5.70%
Institutional	Aug 31, 2006	17.34%	1.99%	6.22%
Institutional After Taxes on Distributions	Aug 31, 2006	17.21%	1.33%	5.73%
Institutional After Taxes on Distributions and Sales	Aug 31, 2006	11.45%	1.52%	5.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Equity Value Fund | I
Highest Quarter:
3rd Quarter 2009 +19.43%
Lowest Quarter:
4th Quarter 2008 -21.90%

Institutional | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Emerging Growth Fund	I Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Emerging Growth Fund		I Institutional
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		3.55%
Total Annual Fund Operating Expenses	[2]	4.35%
Fee Waivers		(3.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.95%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
I Institutional	97	1,008	1,931	4,292

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund I	Inception Date	1 Year	Since Inception
Institutional Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%
Institutional	Mar 31, 2008	32.45%	3.88%
Institutional After Taxes on Distributions	Mar 31, 2008	32.45%	3.80%
Institutional After Taxes on Distributions and Sales	Mar 31, 2008	21.09%	3.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Emerging Growth Fund | I
Highest Quarter:
2nd Quarter 2009 +19.66%
Lowest Quarter: 1st
Quarter 2008 -23.52%

Institutional | Wells Fargo Advantage Small Company Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Small Company Value Fund	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Small Company Value Fund		Institutional
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[2]	1.16%
Fee Waivers		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.00%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Small Company Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	102	353	623	1,395

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Small Company Value Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%
Institutional	Jul 30, 2010	27.05%	1.74%	8.43%
Institutional After Taxes on Distributions	Jul 30, 2010	27.05%	0.99%	7.59%
Institutional After Taxes on Distributions and Sales	Jul 30, 2010	17.58%	1.29%	7.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional
Highest Quarter:
2nd Quarter 2009 +34.35%
Lowest Quarter:
4th Quarter 2008 -31.67%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Investor | Wells Fargo Advantage Emerging Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage Emerging Growth Fund	Investor
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage Emerging Growth Fund		Investor
Management Fees	[1]	0.80%
Distribution (12b-1) Fees		none
Other Expenses		4.05%
Total Annual Fund Operating Expenses	[2]	4.85%
Fee Waivers		(3.36%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.49%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	152	1,157	2,166	4,700

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage Emerging Growth Fund	Inception Date	1 Year	Since Inception
Investor Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)		29.09%	2.96%
Investor	Jan 31, 2007	31.78%	3.44%
Investor After Taxes on Distributions	Jan 31, 2007	31.78%	3.36%
Investor After Taxes on Distributions and Sales	Jan 31, 2007	20.66%	2.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor | Wells Fargo Advantage Emerging Growth Fund | Investor
Highest Quarter:
4th Quarter 2010 +19.54%
Lowest Quarter: 1st
Quarter 2008 -23.58%

Investor | Wells Fargo Advantage C&B Large Cap Value Fund
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Wells Fargo Advantage C&B Large Cap Value Fund	Investor
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Wells Fargo Advantage C&B Large Cap Value Fund		Investor
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.71%
Total Annual Fund Operating Expenses	[2]	1.36%
Fee Waivers		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.20%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wells Fargo Advantage C&B Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	122	415	729	1,621

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns Wells Fargo Advantage C&B Large Cap Value Fund	Inception Date	1 Year	5 Years	10 Years
Investor Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%
Investor	May 15, 1990	13.73%	1.99%	4.67%
Investor After Taxes on Distributions	May 15, 1990	13.56%	1.44%	3.90%
Investor After Taxes on Distributions and Sales	May 15, 1990	9.14%	1.61%	3.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.67%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Shareholder Fees	0 Months Ended
Feb. 17, 2011
Retail | Wells Fargo Advantage Equity Value Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Advantage Equity Value Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Advantage Equity Value Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Advantage Diversified Equity Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Advantage Diversified Equity Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Advantage Diversified Equity Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Advantage Small Company Value Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Advantage Small Company Value Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Advantage Small Company Value Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Advantage Emerging Growth Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Advantage Emerging Growth Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Advantage Small Company Growth Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Advantage Small Company Growth Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Advantage Small Company Growth Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Advantage International Value Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Advantage International Value Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Advantage International Value Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Index Asset Allocation Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Index Asset Allocation Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Index Asset Allocation Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Diversified Capital Builder Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Diversified Capital Builder Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Diversified Capital Builder Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | Wells Fargo Diversified Income Builder Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | Wells Fargo Diversified Income Builder Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | Wells Fargo Diversified Income Builder Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | WF Growth Balanced Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | WF Growth Balanced Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | WF Growth Balanced Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Retail | WF Moderate Balanced Fund | A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Retail | WF Moderate Balanced Fund | B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
Retail | WF Moderate Balanced Fund | C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
Administrator | Wells Fargo Advantage Equity Value Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Advantage International Value Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Index Asset Allocation Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Diversified Income Builder Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | WF Conservative Allocation Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | WF Growth Balanced Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Administrator | WF Moderate Balanced Fund | Admin
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Advantage Equity Value Fund | I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Advantage Emerging Growth Fund | I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Advantage Small Company Growth Fund | I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Advantage International Value Fund | I
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses	0 Months Ended
	Feb. 17, 2011
Retail | Wells Fargo Advantage Equity Value Fund | A
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%	[2]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	[3]
Retail | Wells Fargo Advantage Equity Value Fund | B
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[2]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.00%	[3]
Retail | Wells Fargo Advantage Equity Value Fund | C
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[2]
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.00%	[3]
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	[3]
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | B
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[3]
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | C
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[3]
Retail | Wells Fargo Advantage Diversified Equity Fund | A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	1.46%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	[4]
Retail | Wells Fargo Advantage Diversified Equity Fund | B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	2.21%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.00%	[4]
Retail | Wells Fargo Advantage Diversified Equity Fund | C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	2.21%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.00%	[4]
Retail | Wells Fargo Advantage Small Company Value Fund | A
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.79%
Total Annual Fund Operating Expenses	1.59%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.45%	[3]
Retail | Wells Fargo Advantage Small Company Value Fund | B
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.79%
Total Annual Fund Operating Expenses	2.34%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.20%	[3]
Retail | Wells Fargo Advantage Small Company Value Fund | C
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.79%
Total Annual Fund Operating Expenses	2.34%	[2]
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.20%	[3]
Retail | Wells Fargo Advantage Emerging Growth Fund | A
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	3.98%
Total Annual Fund Operating Expenses	4.78%	[2]
Fee Waivers	(3.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.45%	[3]
Retail | Wells Fargo Advantage Emerging Growth Fund | C
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	3.98%
Total Annual Fund Operating Expenses	5.53%	[2]
Fee Waivers	(3.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.20%	[3]
Retail | Wells Fargo Advantage Small Company Growth Fund | A
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.45%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	1.45%	[3]
Retail | Wells Fargo Advantage Small Company Growth Fund | B
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.20%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.20%	[3]
Retail | Wells Fargo Advantage Small Company Growth Fund | C
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.20%	[2]
Fee Waivers	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.20%	[3]
Retail | Wells Fargo Advantage International Value Fund | A
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.75%	[2]
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%	[3]
Retail | Wells Fargo Advantage International Value Fund | B
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.90%
Total Annual Fund Operating Expenses	2.50%	[2]
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.25%	[3]
Retail | Wells Fargo Advantage International Value Fund | C
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.90%
Total Annual Fund Operating Expenses	2.50%	[2]
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.25%	[3]
Retail | Wells Fargo Index Asset Allocation Fund | A
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	[5]
Retail | Wells Fargo Index Asset Allocation Fund | B
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.97%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[5]
Retail | Wells Fargo Index Asset Allocation Fund | C
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.97%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[5]
Retail | Wells Fargo Diversified Capital Builder Fund | A
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	[6]
Retail | Wells Fargo Diversified Capital Builder Fund | B
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.98%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%	[6]
Retail | Wells Fargo Diversified Capital Builder Fund | C
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.98%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%	[6]
Retail | Wells Fargo Diversified Income Builder Fund | A
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%	[6]
Retail | Wells Fargo Diversified Income Builder Fund | B
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.90%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.83%	[6]
Retail | Wells Fargo Diversified Income Builder Fund | C
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.90%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.83%	[6]
Retail | WF Growth Balanced Fund | A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	[4]
Retail | WF Growth Balanced Fund | B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%	[4]
Retail | WF Growth Balanced Fund | C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%	[4]
Retail | WF Moderate Balanced Fund | A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.47%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	[7]
Retail | WF Moderate Balanced Fund | B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.47%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[7]
Retail | WF Moderate Balanced Fund | C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.47%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.90%	[7]
Administrator | Wells Fargo Advantage Equity Value Fund | Admin
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%	[2]
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%	[3]
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%	[2]
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	[3]
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers	(0.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%	[4]
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.43%	[2]
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	[3]
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	3.82%
Total Annual Fund Operating Expenses	4.62%	[2]
Fee Waivers	(3.42%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	[3]
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.29%	[2]
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	[3]
Administrator | Wells Fargo Advantage International Value Fund | Admin
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.59%	[2]
Fee Waivers	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	[3]
Administrator | Wells Fargo Index Asset Allocation Fund | Admin
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	[6]
Administrator | Wells Fargo Diversified Income Builder Fund | Admin
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.71%	[6]
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.68%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%	[7]
Administrator | WF Conservative Allocation Fund | Admin
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.44%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%	[7]
Administrator | WF Growth Balanced Fund | Admin
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	[4]
Administrator | WF Moderate Balanced Fund | Admin
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.47%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	[7]
Institutional | Wells Fargo Advantage Equity Value Fund | I
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%	[2]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.75%	[3]
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%	[2]
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%	[3]
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.16%	[2]
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%	[3]
Institutional | Wells Fargo Advantage Emerging Growth Fund | I
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	3.55%
Total Annual Fund Operating Expenses	4.35%	[2]
Fee Waivers	(3.40%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	[3]
Institutional | Wells Fargo Advantage Small Company Growth Fund | I
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.02%	[2]
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	[3]
Institutional | Wells Fargo Advantage International Value Fund | I
Operating Expenses:
Management Fees	0.85%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.32%	[2]
Fee Waivers	(0.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%	[3]
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional
Operating Expenses:
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.78%	[6]
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.71%	[6]
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor
Operating Expenses:
Management Fees	0.65%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.36%	[2]
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	[3]
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor
Operating Expenses:
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	4.05%
Total Annual Fund Operating Expenses	4.85%	[2]
Fee Waivers	(3.36%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.49%	[3]

[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[4]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[5]
Funds Management has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[6]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[7]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Annual Total Returns	0 Months Ended
Feb. 17, 2011
Retail | Wells Fargo Advantage Equity Value Fund | A
Bar Chart Table:
Annual Return 2004	14.92%
Annual Return 2005	10.08%
Annual Return 2006	17.18%
Annual Return 2007	7.85%
Annual Return 2008	(41.28%)
Annual Return 2009	24.37%
Annual Return 2010	16.79%
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A
Bar Chart Table:
Annual Return 2001	6.59%
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.51%
Annual Return 2005	0.31%
Annual Return 2006	21.56%
Annual Return 2007	(2.04%)
Annual Return 2008	(36.05%)
Annual Return 2009	27.59%
Annual Return 2010	13.68%
Retail | Wells Fargo Advantage Diversified Equity Fund | A
Bar Chart Table:
Annual Return 2001	(12.68%)
Annual Return 2002	(22.12%)
Annual Return 2003	29.07%
Annual Return 2004	10.49%
Annual Return 2005	6.25%
Annual Return 2006	13.95%
Annual Return 2007	5.60%
Annual Return 2008	(39.33%)
Annual Return 2009	28.21%
Annual Return 2010	14.50%
Retail | Wells Fargo Advantage Small Company Value Fund | A
Bar Chart Table:
Annual Return 2001	12.90%
Annual Return 2002	(6.46%)
Annual Return 2003	43.28%
Annual Return 2004	23.27%
Annual Return 2005	9.45%
Annual Return 2006	12.96%
Annual Return 2007	(13.99%)
Annual Return 2008	(39.60%)
Annual Return 2009	44.43%
Annual Return 2010	26.62%
Retail | Wells Fargo Advantage Emerging Growth Fund | A
Bar Chart Table:
Annual Return 2008	(47.32%)
Annual Return 2009	32.46%
Annual Return 2010	31.82%
Retail | Wells Fargo Advantage Small Company Growth Fund | A
Bar Chart Table:
Annual Return 2001	0.37%
Annual Return 2002	(29.78%)
Annual Return 2003	49.99%
Annual Return 2004	13.01%
Annual Return 2005	3.88%
Annual Return 2006	9.52%
Annual Return 2007	3.19%
Annual Return 2008	(44.80%)
Annual Return 2009	46.47%
Annual Return 2010	34.68%
Retail | Wells Fargo Advantage International Value Fund | A
Bar Chart Table:
Annual Return 2004	25.73%
Annual Return 2005	10.54%
Annual Return 2006	28.58%
Annual Return 2007	2.77%
Annual Return 2008	(43.93%)
Annual Return 2009	30.59%
Annual Return 2010	7.03%
Retail | Wells Fargo Index Asset Allocation Fund | A
Bar Chart Table:
Annual Return 2001	(7.19%)
Annual Return 2002	(12.92%)
Annual Return 2003	22.15%
Annual Return 2004	9.25%
Annual Return 2005	4.80%
Annual Return 2006	12.03%
Annual Return 2007	7.31%
Annual Return 2008	(29.12%)
Annual Return 2009	15.21%
Annual Return 2010	13.19%
Retail | Wells Fargo Diversified Capital Builder Fund | A
Bar Chart Table:
Annual Return 2001	(6.43%)
Annual Return 2002	(10.54%)
Annual Return 2003	17.34%
Annual Return 2004	6.06%
Annual Return 2005	4.85%
Annual Return 2006	9.38%
Annual Return 2007	6.45%
Annual Return 2008	(45.19%)
Annual Return 2009	41.23%
Annual Return 2010	21.40%
Retail | Wells Fargo Diversified Income Builder Fund | A
Bar Chart Table:
Annual Return 2001	5.87%
Annual Return 2002	14.94%
Annual Return 2003	16.40%
Annual Return 2004	8.19%
Annual Return 2005	(1.38%)
Annual Return 2006	5.42%
Annual Return 2007	1.96%
Annual Return 2008	(28.74%)
Annual Return 2009	33.96%
Annual Return 2010	15.67%
Retail | WF Growth Balanced Fund | A
Bar Chart Table:
Annual Return 2001	(3.15%)
Annual Return 2002	(15.92%)
Annual Return 2003	23.23%
Annual Return 2004	7.81%
Annual Return 2005	4.53%
Annual Return 2006	12.15%
Annual Return 2007	6.32%
Annual Return 2008	(35.11%)
Annual Return 2009	28.66%
Annual Return 2010	13.56%
Retail | WF Moderate Balanced Fund | A
Bar Chart Table:
Annual Return 2001	0.46%
Annual Return 2002	(8.20%)
Annual Return 2003	15.38%
Annual Return 2004	5.71%
Annual Return 2005	3.64%
Annual Return 2006	8.95%
Annual Return 2007	6.02%
Annual Return 2008	(24.74%)
Annual Return 2009	21.85%
Annual Return 2010	10.77%
Administrator | Wells Fargo Advantage Equity Value Fund | Admin
Bar Chart Table:
Annual Return 2004	15.27%
Annual Return 2005	10.36%
Annual Return 2006	17.49%
Annual Return 2007	8.11%
Annual Return 2008	(41.15%)
Annual Return 2009	24.92%
Annual Return 2010	17.12%
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin
Bar Chart Table:
Annual Return 2001	6.59%
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.56%
Annual Return 2005	0.52%
Annual Return 2006	21.91%
Annual Return 2007	(1.86%)
Annual Return 2008	(35.93%)
Annual Return 2009	28.05%
Annual Return 2010	13.68%
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin
Bar Chart Table:
Annual Return 2001	(12.46%)
Annual Return 2002	(21.96%)
Annual Return 2003	29.43%
Annual Return 2004	10.76%
Annual Return 2005	6.52%
Annual Return 2006	14.21%
Annual Return 2007	5.87%
Annual Return 2008	(39.19%)
Annual Return 2009	28.54%
Annual Return 2010	14.83%
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin
Bar Chart Table:
Annual Return 2001	13.08%
Annual Return 2002	(6.34%)
Annual Return 2003	43.68%
Annual Return 2004	23.49%
Annual Return 2005	9.70%
Annual Return 2006	13.25%
Annual Return 2007	(13.80%)
Annual Return 2008	(39.48%)
Annual Return 2009	45.23%
Annual Return 2010	26.95%
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin
Bar Chart Table:
Annual Return 2008	(47.12%)
Annual Return 2009	32.82%
Annual Return 2010	31.99%
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin
Bar Chart Table:
Annual Return 2001	0.62%
Annual Return 2002	(29.60%)
Annual Return 2003	50.36%
Annual Return 2004	13.29%
Annual Return 2005	4.13%
Annual Return 2006	9.77%
Annual Return 2007	3.49%
Annual Return 2008	(44.67%)
Annual Return 2009	46.90%
Annual Return 2010	35.08%
Administrator | Wells Fargo Advantage International Value Fund | Admin
Bar Chart Table:
Annual Return 2004	25.73%
Annual Return 2005	10.64%
Annual Return 2006	28.88%
Annual Return 2007	2.98%
Annual Return 2008	(43.80%)
Annual Return 2009	30.85%
Annual Return 2010	7.33%
Administrator | Wells Fargo Index Asset Allocation Fund | Admin
Bar Chart Table:
Annual Return 2001	(7.20%)
Annual Return 2002	(12.81%)
Annual Return 2003	22.50%
Annual Return 2004	9.52%
Annual Return 2005	5.07%
Annual Return 2006	12.32%
Annual Return 2007	7.57%
Annual Return 2008	(28.94%)
Annual Return 2009	15.56%
Annual Return 2010	13.42%
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin
Bar Chart Table:
Annual Return 2001	(6.44%)
Annual Return 2002	(10.35%)
Annual Return 2003	17.75%
Annual Return 2004	6.40%
Annual Return 2005	5.15%
Annual Return 2006	9.74%
Annual Return 2007	6.67%
Annual Return 2008	(45.02%)
Annual Return 2009	41.53%
Annual Return 2010	21.78%
Administrator | Wells Fargo Diversified Income Builder Fund | Admin
Bar Chart Table:
Annual Return 2001	6.10%
Annual Return 2002	15.35%
Annual Return 2003	16.70%
Annual Return 2004	8.56%
Annual Return 2005	(1.18%)
Annual Return 2006	5.72%
Annual Return 2007	2.18%
Annual Return 2008	(29.11%)
Annual Return 2009	35.00%
Annual Return 2010	15.91%
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin
Bar Chart Table:
Annual Return 2001	2.08%
Annual Return 2002	(14.55%)
Annual Return 2003	43.93%
Annual Return 2004	19.11%
Annual Return 2005	6.74%
Annual Return 2006	13.20%
Annual Return 2007	(0.79%)
Annual Return 2008	(37.90%)
Annual Return 2009	32.56%
Annual Return 2010	27.35%
Administrator | WF Conservative Allocation Fund | Admin
Bar Chart Table:
Annual Return 2001	3.29%
Annual Return 2002	(1.48%)
Annual Return 2003	9.31%
Annual Return 2004	4.24%
Annual Return 2005	3.08%
Annual Return 2006	6.58%
Annual Return 2007	5.95%
Annual Return 2008	(14.97%)
Annual Return 2009	16.06%
Annual Return 2010	10.38%
Administrator | WF Growth Balanced Fund | Admin
Bar Chart Table:
Annual Return 2001	(2.94%)
Annual Return 2002	(15.74%)
Annual Return 2003	23.54%
Annual Return 2004	8.07%
Annual Return 2005	4.79%
Annual Return 2006	12.43%
Annual Return 2007	6.56%
Annual Return 2008	(34.94%)
Annual Return 2009	28.94%
Annual Return 2010	13.89%
Administrator | WF Moderate Balanced Fund | Admin
Bar Chart Table:
Annual Return 2001	0.71%
Annual Return 2002	(7.97%)
Annual Return 2003	15.66%
Annual Return 2004	5.99%
Annual Return 2005	3.83%
Annual Return 2006	9.28%
Annual Return 2007	6.28%
Annual Return 2008	(24.57%)
Annual Return 2009	22.07%
Annual Return 2010	11.07%
Institutional | Wells Fargo Advantage Equity Value Fund | I
Bar Chart Table:
Annual Return 2004	15.27%
Annual Return 2005	10.36%
Annual Return 2006	17.56%
Annual Return 2007	8.35%
Annual Return 2008	(40.98%)
Annual Return 2009	25.11%
Annual Return 2010	17.34%
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I
Bar Chart Table:
Annual Return 2001	6.59%
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.76%
Annual Return 2005	0.93%
Annual Return 2006	22.09%
Annual Return 2007	(1.60%)
Annual Return 2008	(35.63%)
Annual Return 2009	28.03%
Annual Return 2010	14.28%
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional
Bar Chart Table:
Annual Return 2001	13.08%
Annual Return 2002	(6.34%)
Annual Return 2003	43.68%
Annual Return 2004	23.49%
Annual Return 2005	9.70%
Annual Return 2006	13.25%
Annual Return 2007	(13.80%)
Annual Return 2008	(39.48%)
Annual Return 2009	45.23%
Annual Return 2010	27.05%
Institutional | Wells Fargo Advantage Emerging Growth Fund | I
Bar Chart Table:
Annual Return 2008	(47.04%)
Annual Return 2009	33.08%
Annual Return 2010	32.45%
Institutional | Wells Fargo Advantage Small Company Growth Fund | I
Bar Chart Table:
Annual Return 2001	0.62%
Annual Return 2002	(29.60%)
Annual Return 2003	50.36%
Annual Return 2004	13.29%
Annual Return 2005	4.13%
Annual Return 2006	9.77%
Annual Return 2007	3.49%
Annual Return 2008	(44.59%)
Annual Return 2009	47.20%
Annual Return 2010	35.36%
Institutional | Wells Fargo Advantage International Value Fund | I
Bar Chart Table:
Annual Return 2004	25.73%
Annual Return 2005	10.64%
Annual Return 2006	28.95%
Annual Return 2007	3.23%
Annual Return 2008	(43.70%)
Annual Return 2009	31.09%
Annual Return 2010	7.53%
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional
Bar Chart Table:
Annual Return 2001	(6.44%)
Annual Return 2002	(10.35%)
Annual Return 2003	17.75%
Annual Return 2004	6.40%
Annual Return 2005	5.15%
Annual Return 2006	9.74%
Annual Return 2007	6.67%
Annual Return 2008	(45.02%)
Annual Return 2009	41.53%
Annual Return 2010	21.81%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional
Bar Chart Table:
Annual Return 2001	6.10%
Annual Return 2002	15.35%
Annual Return 2003	16.70%
Annual Return 2004	8.56%
Annual Return 2005	(1.18%)
Annual Return 2006	5.72%
Annual Return 2007	2.18%
Annual Return 2008	(29.11%)
Annual Return 2009	35.00%
Annual Return 2010	16.03%
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor
Bar Chart Table:
Annual Return 2001	6.59%
Annual Return 2002	(10.89%)
Annual Return 2003	33.46%
Annual Return 2004	12.50%
Annual Return 2005	0.30%
Annual Return 2006	21.56%
Annual Return 2007	(2.11%)
Annual Return 2008	(36.01%)
Annual Return 2009	27.46%
Annual Return 2010	13.73%
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor
Bar Chart Table:
Annual Return 2008	(47.24%)
Annual Return 2009	32.36%
Annual Return 2010	31.78%

Average Annual Total Returns	0 Months Ended
Feb. 17, 2011
Retail | Wells Fargo Advantage Equity Value Fund | A
Average Annual Return:
1 Year	10.07%
5 Years	0.31%
Since Inception	4.93%
Inception Date	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	10.03%
5 Years	(0.27%)
Since Inception	4.48%
Inception Date	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.61%
5 Years	0.11%
Since Inception	4.15%
Inception Date	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | B
Average Annual Return:
1 Year	10.92%
5 Years	0.38%
Since Inception	5.04%
Inception Date	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | C
Average Annual Return:
1 Year	14.95%
5 Years	0.74%
Since Inception	4.99%
Inception Date	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
Since Inception	5.70%
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A
Average Annual Return:
1 Year	7.16%
5 Years	0.81%
10 Years	4.06%
Inception Date	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	6.96%
5 Years	0.26%
10 Years	3.29%
Inception Date	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.91%
5 Years	0.59%
10 Years	3.22%
Inception Date	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | B
Average Annual Return:
1 Year	7.76%
5 Years	0.87%
10 Years	4.15%
Inception Date	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | C
Average Annual Return:
1 Year	11.74%
5 Years	1.26%
10 Years	3.92%
Inception Date	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Retail | Wells Fargo Advantage Diversified Equity Fund | A
Average Annual Return:
1 Year	7.92%
5 Years	0.20%
10 Years	0.40%
Inception Date	May 2, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	7.82%
5 Years	(1.07%)
10 Years	(0.65%)
Inception Date	May 2, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.26%
5 Years	(0.02%)
10 Years	0.14%
Inception Date	May 2, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | B
Average Annual Return:
1 Year	8.68%
5 Years	0.25%
10 Years	0.47%
Inception Date	May 6, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | C
Average Annual Return:
1 Year	12.67%
5 Years	0.64%
10 Years	0.24%
Inception Date	Oct 1, 1998
Retail | Wells Fargo Advantage Diversified Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Retail | Wells Fargo Advantage Diversified Equity Fund | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.70%
5 Years	2.76%
10 Years	2.46%
Retail | Wells Fargo Advantage Small Company Value Fund | A
Average Annual Return:
1 Year	19.33%
5 Years	0.23%
10 Years	7.52%
Inception Date	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	19.33%
5 Years	(0.48%)
10 Years	6.70%
Inception Date	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.57%
5 Years	0.02%
10 Years	6.36%
Inception Date	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | B
Average Annual Return:
1 Year	20.67%
5 Years	0.31%
10 Years	7.58%
Inception Date	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | C
Average Annual Return:
1 Year	24.67%
5 Years	0.70%
10 Years	7.37%
Inception Date	Aug 30, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Retail | Wells Fargo Advantage Emerging Growth Fund | A
Average Annual Return:
1 Year	24.24%
Since Inception	1.87%
Inception Date	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	24.24%
Since Inception	1.80%
Inception Date	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.76%
Since Inception	1.56%
Inception Date	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | C
Average Annual Return:
1 Year	29.82%
Since Inception	2.67%
Inception Date	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
Since Inception	2.96%
Retail | Wells Fargo Advantage Small Company Growth Fund | A
Average Annual Return:
1 Year	26.94%
5 Years	3.01%
10 Years	3.71%
Inception Date	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	26.94%
5 Years	1.39%
10 Years	2.77%
Inception Date	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.51%
5 Years	1.86%
10 Years	2.83%
Inception Date	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | B
Average Annual Return:
1 Year	28.72%
5 Years	3.10%
10 Years	3.78%
Inception Date	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | C
Average Annual Return:
1 Year	32.73%
5 Years	3.48%
10 Years	3.63%
Inception Date	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Retail | Wells Fargo Advantage International Value Fund | A
Average Annual Return:
1 Year	0.87%
5 Years	(0.48%)
Since Inception	5.58%
Inception Date	Oct 31, 2003
Retail | Wells Fargo Advantage International Value Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	0.47%
5 Years	(0.89%)
Since Inception	5.07%
Inception Date	Oct 31, 2003
Retail | Wells Fargo Advantage International Value Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.79%
5 Years	(0.45%)
Since Inception	4.70%
Inception Date	Oct 31, 2003
Retail | Wells Fargo Advantage International Value Fund | B
Average Annual Return:
1 Year	1.25%
5 Years	(0.47%)
Since Inception	5.66%
Inception Date	Apr 8, 2005
Retail | Wells Fargo Advantage International Value Fund | C
Average Annual Return:
1 Year	5.28%
5 Years	(0.07%)
Since Inception	5.64%
Inception Date	Apr 8, 2005
Retail | Wells Fargo Advantage International Value Fund | MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.25%
5 Years	1.37%
Since Inception	7.52%
Retail | Wells Fargo Index Asset Allocation Fund | A
Average Annual Return:
1 Year	6.67%
5 Years	0.93%
10 Years	1.70%
Inception Date	Nov 13, 1986
Retail | Wells Fargo Index Asset Allocation Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	6.30%
5 Years	0.12%
10 Years	0.71%
Inception Date	Nov 13, 1986
Retail | Wells Fargo Index Asset Allocation Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.54%
5 Years	0.48%
10 Years	0.98%
Inception Date	Nov 13, 1986
Retail | Wells Fargo Index Asset Allocation Fund | B
Average Annual Return:
1 Year	7.32%
5 Years	1.00%
10 Years	1.77%
Inception Date	Jan 1, 1995
Retail | Wells Fargo Index Asset Allocation Fund | C
Average Annual Return:
1 Year	11.34%
5 Years	1.36%
10 Years	1.54%
Inception Date	Apr 1, 1998
Retail | Wells Fargo Index Asset Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Retail | Wells Fargo Index Asset Allocation Fund | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.01%
5 Years	4.16%
10 Years	4.07%
Retail | Wells Fargo Index Asset Allocation Fund | Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.38%
5 Years	5.03%
10 Years	6.44%
Retail | Wells Fargo Diversified Capital Builder Fund | A
Average Annual Return:
1 Year	14.41%
5 Years	0.62%
10 Years	1.20%
Inception Date	Jan 20, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	13.92%
5 Years	(0.49%)
10 Years	0.29%
Inception Date	Jan 20, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.48%
5 Years	0.17%
10 Years	0.63%
Inception Date	Jan 20, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | B
Average Annual Return:
1 Year	15.43%
5 Years	0.85%
10 Years	1.27%
Inception Date	Sep 11, 1935
Retail | Wells Fargo Diversified Capital Builder Fund | C
Average Annual Return:
1 Year	19.54%
5 Years	1.07%
10 Years	1.05%
Inception Date	Jan 22, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Retail | Wells Fargo Diversified Capital Builder Fund | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.11%
5 Years	4.22%
10 Years	3.66%
Retail | Wells Fargo Diversified Capital Builder Fund | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Years	8.67%
10 Years	8.71%
Retail | Wells Fargo Diversified Income Builder Fund | A
Average Annual Return:
1 Year	9.10%
5 Years	2.26%
10 Years	5.38%
Inception Date	Apr 14, 1987
Retail | Wells Fargo Diversified Income Builder Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	7.18%
5 Years	0.55%
10 Years	3.31%
Inception Date	Apr 14, 1987
Retail | Wells Fargo Diversified Income Builder Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.86%
5 Years	0.88%
10 Years	3.35%
Inception Date	Apr 14, 1987
Retail | Wells Fargo Diversified Income Builder Fund | B
Average Annual Return:
1 Year	9.78%
5 Years	2.40%
10 Years	5.48%
Inception Date	Feb 1, 1993
Retail | Wells Fargo Diversified Income Builder Fund | C
Average Annual Return:
1 Year	13.79%
5 Years	2.73%
10 Years	5.25%
Inception Date	Feb 1, 1993
Retail | Wells Fargo Diversified Income Builder Fund | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.68%
5 Years	7.26%
10 Years	7.10%
Retail | Wells Fargo Diversified Income Builder Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Retail | Wells Fargo Diversified Income Builder Fund | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Years	8.67%
10 Years	8.71%
Retail | WF Growth Balanced Fund | A
Average Annual Return:
1 Year	7.03%
5 Years	1.28%
10 Years	1.88%
Inception Date	Oct 14, 1998
Retail | WF Growth Balanced Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	6.24%
5 Years	0.12%
10 Years	0.89%
Inception Date	Oct 14, 1998
Retail | WF Growth Balanced Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.96%
5 Years	0.70%
10 Years	1.23%
Inception Date	Oct 14, 1998
Retail | WF Growth Balanced Fund | B
Average Annual Return:
1 Year	7.73%
5 Years	1.34%
10 Years	1.95%
Inception Date	Oct 1, 1998
Retail | WF Growth Balanced Fund | C
Average Annual Return:
1 Year	11.71%
5 Years	1.72%
10 Years	1.72%
Inception Date	Oct 1, 1998
Retail | WF Growth Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Retail | WF Growth Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Retail | WF Growth Balanced Fund | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.97%
5 Years	4.23%
10 Years	4.01%
Retail | WF Moderate Balanced Fund | A
Average Annual Return:
1 Year	4.40%
5 Years	2.03%
10 Years	2.57%
Inception Date	Jan 30, 2004
Retail | WF Moderate Balanced Fund | A | After Taxes on Distributions
Average Annual Return:
1 Year	3.73%
5 Years	0.64%
10 Years	1.13%
Inception Date	Jan 30, 2004
Retail | WF Moderate Balanced Fund | A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.97%
5 Years	1.12%
10 Years	1.51%
Inception Date	Jan 30, 2004
Retail | WF Moderate Balanced Fund | B
Average Annual Return:
1 Year	4.95%
5 Years	2.11%
10 Years	2.64%
Inception Date	Jan 30, 2004
Retail | WF Moderate Balanced Fund | C
Average Annual Return:
1 Year	8.94%
5 Years	2.47%
10 Years	2.41%
Inception Date	Jan 30, 2004
Retail | WF Moderate Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Retail | WF Moderate Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Retail | WF Moderate Balanced Fund | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.74%
5 Years	4.64%
10 Years	4.45%
Administrator | Wells Fargo Advantage Equity Value Fund | Admin
Average Annual Return:
1 Year	17.12%
5 Years	1.81%
Since Inception	6.08%
Inception Date	Aug 29, 2003
Administrator | Wells Fargo Advantage Equity Value Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	17.03%
5 Years	1.18%
Since Inception	5.62%
Inception Date	Aug 29, 2003
Administrator | Wells Fargo Advantage Equity Value Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.24%
5 Years	1.37%
Since Inception	5.17%
Inception Date	Aug 29, 2003
Administrator | Wells Fargo Advantage Equity Value Fund | Admin | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
Since Inception	5.70%
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin
Average Annual Return:
1 Year	13.68%
5 Years	2.22%
10 Years	4.82%
Inception Date	Jul 26, 2004
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	13.46%
5 Years	1.62%
10 Years	4.01%
Inception Date	Jul 26, 2004
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.19%
5 Years	1.79%
10 Years	3.88%
Inception Date	Jul 26, 2004
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin
Average Annual Return:
1 Year	14.83%
5 Years	1.65%
10 Years	1.25%
Inception Date	Nov 11, 1994
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	14.69%
5 Years	0.33%
10 Years	0.14%
Inception Date	Nov 11, 1994
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.83%
5 Years	1.20%
10 Years	0.84%
Inception Date	Nov 11, 1994
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.70%
5 Years	2.76%
10 Years	2.46%
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin
Average Annual Return:
1 Year	26.95%
5 Years	1.72%
10 Years	8.43%
Inception Date	Jan 31, 2002
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	26.95%
5 Years	0.98%
10 Years	7.58%
Inception Date	Jan 31, 2002
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.52%
5 Years	1.28%
10 Years	7.17%
Inception Date	Jan 31, 2002
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin | Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin
Average Annual Return:
1 Year	31.99%
Since Inception	3.70%
Inception Date	Jan 31, 2007
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	31.99%
Since Inception	3.62%
Inception Date	Jan 31, 2007
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.79%
Since Inception	3.12%
Inception Date	Jan 31, 2007
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
Since Inception	2.96%
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin
Average Annual Return:
1 Year	35.08%
5 Years	4.52%
10 Years	4.59%
Inception Date	Nov 11, 1994
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	35.08%
5 Years	2.89%
10 Years	3.65%
Inception Date	Nov 11, 1994
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	22.80%
5 Years	3.15%
10 Years	3.61%
Inception Date	Nov 11, 1994
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Administrator | Wells Fargo Advantage International Value Fund | Admin
Average Annual Return:
1 Year	7.33%
5 Years	0.93%
Since Inception	6.64%
Inception Date	Apr 8, 2005
Administrator | Wells Fargo Advantage International Value Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	6.84%
5 Years	0.49%
Since Inception	6.08%
Inception Date	Apr 8, 2005
Administrator | Wells Fargo Advantage International Value Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.03%
5 Years	0.74%
Since Inception	5.63%
Inception Date	Apr 8, 2005
Administrator | Wells Fargo Advantage International Value Fund | Admin | MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.25%
5 Years	1.37%
Since Inception	7.52%
Administrator | Wells Fargo Index Asset Allocation Fund | B | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.01%
5 Years	4.16%
10 Years	4.07%
Administrator | Wells Fargo Index Asset Allocation Fund | Admin
Average Annual Return:
1 Year	13.42%
5 Years	2.39%
10 Years	2.53%
Inception Date	Nov 8, 1999
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	12.98%
5 Years	1.50%
10 Years	1.47%
Inception Date	Nov 8, 1999
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.98%
5 Years	1.70%
10 Years	1.66%
Inception Date	Nov 8, 1999
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.38%
5 Years	5.03%
10 Years	6.44%
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin
Average Annual Return:
1 Year	21.78%
5 Years	2.09%
10 Years	2.06%
Inception Date	Jul 30, 2010
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	21.19%
5 Years	0.90%
10 Years	1.06%
Inception Date	Jul 30, 2010
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.30%
5 Years	1.39%
10 Years	1.32%
Inception Date	Jul 30, 2010
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.11%
5 Years	4.22%
10 Years	3.66%
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Years	8.67%
10 Years	8.71%
Administrator | Wells Fargo Diversified Income Builder Fund | Admin
Average Annual Return:
1 Year	15.91%
5 Years	1.86%
10 Years	6.26%
Inception Date	Jul 30, 2010
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	13.79%
5 Years	3.68%
10 Years	4.08%
Inception Date	Jul 30, 2010
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.27%
5 Years	2.04%
10 Years	4.05%
Inception Date	Jul 30, 2010
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.68%
5 Years	7.26%
10 Years	7.10%
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Years	8.67%
10 Years	8.71%
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin
Average Annual Return:
1 Year	27.35%
5 Years	3.32%
10 Years	6.51%
Inception Date	Dec 31, 1997
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	27.34%
5 Years	2.24%
10 Years	5.59%
Inception Date	Dec 31, 1997
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.79%
5 Years	2.48%
10 Years	5.41%
Inception Date	Dec 31, 1997
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin | Russell 2000 Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
Administrator | WF Conservative Allocation Fund | Admin
Average Annual Return:
1 Year	10.38%
5 Years	4.23%
10 Years	3.93%
Inception Date	Nov 11, 1994
Administrator | WF Conservative Allocation Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	5.45%
5 Years	2.05%
10 Years	2.13%
Inception Date	Nov 11, 1994
Administrator | WF Conservative Allocation Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.08%
5 Years	2.45%
10 Years	2.38%
Inception Date	Nov 11, 1994
Administrator | WF Conservative Allocation Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Administrator | WF Conservative Allocation Fund | Admin | Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.16%
5 Years	4.85%
10 Years	4.72%
Administrator | WF Conservative Allocation Fund | Admin | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Administrator | WF Growth Balanced Fund | Admin
Average Annual Return:
1 Year	13.89%
5 Years	2.74%
10 Years	2.73%
Inception Date	Nov 11, 1994
Administrator | WF Growth Balanced Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	12.90%
5 Years	1.39%
10 Years	1.58%
Inception Date	Nov 11, 1994
Administrator | WF Growth Balanced Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.52%
5 Years	1.87%
10 Years	1.89%
Inception Date	Nov 11, 1994
Administrator | WF Growth Balanced Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Administrator | WF Growth Balanced Fund | Admin | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Administrator | WF Growth Balanced Fund | Admin | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.97%
5 Years	4.23%
10 Years	4.01%
Administrator | WF Moderate Balanced Fund | Admin
Average Annual Return:
1 Year	11.07%
5 Years	3.50%
10 Years	3.43%
Inception Date	Nov 11, 1994
Administrator | WF Moderate Balanced Fund | Admin | After Taxes on Distributions
Average Annual Return:
1 Year	10.27%
5 Years	2.03%
10 Years	1.94%
Inception Date	Nov 11, 1994
Administrator | WF Moderate Balanced Fund | Admin | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.33%
5 Years	2.34%
10 Years	2.23%
Inception Date	Nov 11, 1994
Administrator | WF Moderate Balanced Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Administrator | WF Moderate Balanced Fund | Admin | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Administrator | WF Moderate Balanced Fund | Admin | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.74%
5 Years	4.64%
10 Years	4.45%
Institutional | Wells Fargo Advantage Equity Value Fund | I
Average Annual Return:
1 Year	17.34%
5 Years	1.99%
Since Inception	6.22%
Inception Date	Aug 31, 2006
Institutional | Wells Fargo Advantage Equity Value Fund | I | After Taxes on Distributions
Average Annual Return:
1 Year	17.21%
5 Years	1.33%
Since Inception	5.73%
Inception Date	Aug 31, 2006
Institutional | Wells Fargo Advantage Equity Value Fund | I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.45%
5 Years	1.52%
Since Inception	5.28%
Inception Date	Aug 31, 2006
Institutional | Wells Fargo Advantage Equity Value Fund | I | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
Since Inception	5.70%
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I
Average Annual Return:
1 Year	14.28%
5 Years	2.50%
10 Years	5.02%
Inception Date	Jul 26, 2004
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I | After Taxes on Distributions
Average Annual Return:
1 Year	14.00%
5 Years	1.86%
10 Years	4.19%
Inception Date	Jul 26, 2004
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.65%
5 Years	2.02%
10 Years	4.06%
Inception Date	Jul 26, 2004
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional
Average Annual Return:
1 Year	27.05%
5 Years	1.74%
10 Years	8.43%
Inception Date	Jul 30, 2010
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	27.05%
5 Years	0.99%
10 Years	7.59%
Inception Date	Jul 30, 2010
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.58%
5 Years	1.29%
10 Years	7.18%
Inception Date	Jul 30, 2010
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional | Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.50%
5 Years	3.52%
10 Years	8.42%
Institutional | Wells Fargo Advantage Emerging Growth Fund | I
Average Annual Return:
1 Year	32.45%
Since Inception	3.88%
Inception Date	Mar 31, 2008
Institutional | Wells Fargo Advantage Emerging Growth Fund | I | After Taxes on Distributions
Average Annual Return:
1 Year	32.45%
Since Inception	3.80%
Inception Date	Mar 31, 2008
Institutional | Wells Fargo Advantage Emerging Growth Fund | I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	21.09%
Since Inception	3.28%
Inception Date	Mar 31, 2008
Institutional | Wells Fargo Advantage Emerging Growth Fund | I | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
Since Inception	2.96%
Institutional | Wells Fargo Advantage Small Company Growth Fund | I
Average Annual Return:
1 Year	35.36%
5 Years	4.64%
10 Years	4.65%
Inception Date	Mar 31, 2008
Institutional | Wells Fargo Advantage Small Company Growth Fund | I | After Taxes on Distributions
Average Annual Return:
1 Year	35.36%
5 Years	3.01%
10 Years	3.71%
Inception Date	Mar 31, 2008
Institutional | Wells Fargo Advantage Small Company Growth Fund | I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	22.98%
5 Years	3.25%
10 Years	3.66%
Inception Date	Mar 31, 2008
Institutional | Wells Fargo Advantage Small Company Growth Fund | I | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
5 Years	5.30%
10 Years	3.78%
Institutional | Wells Fargo Advantage International Value Fund | I
Average Annual Return:
1 Year	7.53%
5 Years	1.10%
Since Inception	6.77%
Inception Date	Aug 31, 2006
Institutional | Wells Fargo Advantage International Value Fund | I | After Taxes on Distributions
Average Annual Return:
1 Year	6.94%
5 Years	0.63%
Since Inception	6.18%
Inception Date	Aug 31, 2006
Institutional | Wells Fargo Advantage International Value Fund | I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.22%
5 Years	0.88%
Since Inception	5.73%
Inception Date	Aug 31, 2006
Institutional | Wells Fargo Advantage International Value Fund | I | MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.25%
5 Years	1.37%
Since Inception	7.52%
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional
Average Annual Return:
1 Year	21.81%
5 Years	2.10%
10 Years	2.06%
Inception Date	Jan 26, 1998
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	21.22%
5 Years	0.90%
10 Years	1.06%
Inception Date	Jan 26, 1998
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.32%
5 Years	1.40%
10 Years	1.32%
Inception Date	Jan 26, 1998
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.11%
5 Years	4.22%
10 Years	3.66%
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Years	8.67%
10 Years	8.71%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional
Average Annual Return:
1 Year	16.03%
5 Years	3.71%
10 Years	6.28%
Inception Date	Jan 13, 1997
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	13.87%
5 Years	1.88%
10 Years	4.09%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.35%
5 Years	2.05%
10 Years	4.06%
Inception Date	Jan 13, 1997
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.68%
5 Years	7.26%
10 Years	7.10%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.10%
5 Years	2.59%
10 Years	1.83%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.24%
5 Years	8.67%
10 Years	8.71%
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor
Average Annual Return:
1 Year	13.73%
5 Years	1.99%
10 Years	4.67%
Inception Date	May 15, 1990
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor | After Taxes on Distributions
Average Annual Return:
1 Year	13.56%
5 Years	1.44%
10 Years	3.90%
Inception Date	May 15, 1990
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.14%
5 Years	1.61%
10 Years	3.76%
Inception Date	May 15, 1990
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor
Average Annual Return:
1 Year	31.78%
Since Inception	3.44%
Inception Date	Jan 31, 2007
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor | After Taxes on Distributions
Average Annual Return:
1 Year	31.78%
Since Inception	3.36%
Inception Date	Jan 31, 2007
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.66%
Since Inception	2.90%
Inception Date	Jan 31, 2007
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.09%
Since Inception	2.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Retail | Wells Fargo Advantage Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Equity Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,039
Annual Return 2004	rr_AnnualReturn2004	14.92%
Annual Return 2005	rr_AnnualReturn2005	10.08%
Annual Return 2006	rr_AnnualReturn2006	17.18%
Annual Return 2007	rr_AnnualReturn2007	7.85%
Annual Return 2008	rr_AnnualReturn2008	(41.28%)
Annual Return 2009	rr_AnnualReturn2009	24.37%
Annual Return 2010	rr_AnnualReturn2010	16.79%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +19.31%
Lowest Quarter:
4th Quarter 2008 -22.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
1 Year	rr_AverageAnnualReturnYear01	10.07%
5 Years	rr_AverageAnnualReturnYear05	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.03%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,083
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,083
1 Year	rr_AverageAnnualReturnYear01	10.92%
5 Years	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,095
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,366
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,366
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Retail | Wells Fargo Advantage Equity Value Fund | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Retail | Wells Fargo Advantage C&B Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2001	rr_AnnualReturn2001	6.59%
Annual Return 2002	rr_AnnualReturn2002	(10.89%)
Annual Return 2003	rr_AnnualReturn2003	33.46%
Annual Return 2004	rr_AnnualReturn2004	12.51%
Annual Return 2005	rr_AnnualReturn2005	0.31%
Annual Return 2006	rr_AnnualReturn2006	21.56%
Annual Return 2007	rr_AnnualReturn2007	(2.04%)
Annual Return 2008	rr_AnnualReturn2008	(36.05%)
Annual Return 2009	rr_AnnualReturn2009	27.59%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.75%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.75%)
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.91%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	626
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,085
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,074
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	626
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,085
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	626
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,085
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Retail | Wells Fargo Advantage C&B Large Cap Value Fund | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Retail | Wells Fargo Advantage Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 37 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Diversified Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,167
Annual Return 2001	rr_AnnualReturn2001	(12.68%)
Annual Return 2002	rr_AnnualReturn2002	(22.12%)
Annual Return 2003	rr_AnnualReturn2003	29.07%
Annual Return 2004	rr_AnnualReturn2004	10.49%
Annual Return 2005	rr_AnnualReturn2005	6.25%
Annual Return 2006	rr_AnnualReturn2006	13.95%
Annual Return 2007	rr_AnnualReturn2007	5.60%
Annual Return 2008	rr_AnnualReturn2008	(39.33%)
Annual Return 2009	rr_AnnualReturn2009	28.21%
Annual Return 2010	rr_AnnualReturn2010	14.50%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +16.60%
Lowest Quarter:
4th Quarter 2008 -22.59%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.59%)
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	(1.07%)
10 Years	rr_AverageAnnualReturnYear10	(0.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	0.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 1996
Retail | Wells Fargo Advantage Diversified Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,492
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,492
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	0.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1998
Retail | Wells Fargo Advantage Diversified Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Retail | Wells Fargo Advantage Diversified Equity Fund | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Retail | Wells Fargo Advantage Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Small Company Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,344
Annual Return 2001	rr_AnnualReturn2001	12.90%
Annual Return 2002	rr_AnnualReturn2002	(6.46%)
Annual Return 2003	rr_AnnualReturn2003	43.28%
Annual Return 2004	rr_AnnualReturn2004	23.27%
Annual Return 2005	rr_AnnualReturn2005	9.45%
Annual Return 2006	rr_AnnualReturn2006	12.96%
Annual Return 2007	rr_AnnualReturn2007	(13.99%)
Annual Return 2008	rr_AnnualReturn2008	(39.60%)
Annual Return 2009	rr_AnnualReturn2009	44.43%
Annual Return 2010	rr_AnnualReturn2010	26.62%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +34.31%
Lowest Quarter:
4th Quarter 2008 -31.58%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.58%)
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.57%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,017
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	717
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	20.67%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	717
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	717
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,665
1 Year	rr_AverageAnnualReturnYear01	24.67%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
Retail | Wells Fargo Advantage Small Company Value Fund | Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Retail | Wells Fargo Advantage Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Retail | Wells Fargo Advantage Emerging Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.78%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,954
Annual Return 2008	rr_AnnualReturn2008	(47.32%)
Annual Return 2009	rr_AnnualReturn2009	32.46%
Annual Return 2010	rr_AnnualReturn2010	31.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +19.59%
Lowest Quarter:
4th Quarter 2008 -23.62%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.62%)
1 Year	rr_AverageAnnualReturnYear01	24.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.53%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,219
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,354
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,473
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,219
1 Year	rr_AverageAnnualReturnYear01	29.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Retail | Wells Fargo Advantage Emerging Growth Fund | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Retail | Wells Fargo Advantage Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage Small Company Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,210
Annual Return 2001	rr_AnnualReturn2001	0.37%
Annual Return 2002	rr_AnnualReturn2002	(29.78%)
Annual Return 2003	rr_AnnualReturn2003	49.99%
Annual Return 2004	rr_AnnualReturn2004	13.01%
Annual Return 2005	rr_AnnualReturn2005	3.88%
Annual Return 2006	rr_AnnualReturn2006	9.52%
Annual Return 2007	rr_AnnualReturn2007	3.19%
Annual Return 2008	rr_AnnualReturn2008	(44.80%)
Annual Return 2009	rr_AnnualReturn2009	46.47%
Annual Return 2010	rr_AnnualReturn2010	34.68%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +24.39%
Lowest Quarter:
4th Quarter 2008 -28.35%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.35%)
1 Year	rr_AverageAnnualReturnYear01	26.94%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.94%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,255
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,255
1 Year	rr_AverageAnnualReturnYear01	28.72%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
1 Year	rr_AverageAnnualReturnYear01	32.73%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | Wells Fargo Advantage Small Company Growth Fund | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Retail | Wells Fargo Advantage International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 55 and 57 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Advantage International Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,499
Annual Return 2004	rr_AnnualReturn2004	25.73%
Annual Return 2005	rr_AnnualReturn2005	10.54%
Annual Return 2006	rr_AnnualReturn2006	28.58%
Annual Return 2007	rr_AnnualReturn2007	2.77%
Annual Return 2008	rr_AnnualReturn2008	(43.93%)
Annual Return 2009	rr_AnnualReturn2009	30.59%
Annual Return 2010	rr_AnnualReturn2010	7.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +30.31%
Lowest Quarter:
4th Quarter 2008 -19.83%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.83%)
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Retail | Wells Fargo Advantage International Value Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.47%
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Retail | Wells Fargo Advantage International Value Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Retail | Wells Fargo Advantage International Value Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,055
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,546
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,546
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Retail | Wells Fargo Advantage International Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,817
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,817
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Retail | Wells Fargo Advantage International Value Fund | MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Retail | Wells Fargo Index Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Equity Securities - We invest a portion of the Fund's assets in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and
Fixed Income Securities - We invest a portion of the Fund's assets in US Treasury Bond to replicate the Barclays Capital 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays Capital 20+ Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Index Asset Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Annual Return 2001	rr_AnnualReturn2001	(7.19%)
Annual Return 2002	rr_AnnualReturn2002	(12.92%)
Annual Return 2003	rr_AnnualReturn2003	22.15%
Annual Return 2004	rr_AnnualReturn2004	9.25%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	12.03%
Annual Return 2007	rr_AnnualReturn2007	7.31%
Annual Return 2008	rr_AnnualReturn2008	(29.12%)
Annual Return 2009	rr_AnnualReturn2009	15.21%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +14.12%
Lowest Quarter:
4th Quarter 2008 --14.88%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.88%)
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1986
Retail | Wells Fargo Index Asset Allocation Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1986
Retail | Wells Fargo Index Asset Allocation Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.54%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1986
Retail | Wells Fargo Index Asset Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,005
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,005
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1995
Retail | Wells Fargo Index Asset Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,290
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,290
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1998
Retail | Wells Fargo Index Asset Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Retail | Wells Fargo Index Asset Allocation Fund | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Retail | Wells Fargo Index Asset Allocation Fund | Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Retail | Wells Fargo Diversified Capital Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class B shares. After-tax returns for the Class A and Class C shares will vary.

Retail | Wells Fargo Diversified Capital Builder Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,203
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,970
Annual Return 2001	rr_AnnualReturn2001	(6.43%)
Annual Return 2002	rr_AnnualReturn2002	(10.54%)
Annual Return 2003	rr_AnnualReturn2003	17.34%
Annual Return 2004	rr_AnnualReturn2004	6.06%
Annual Return 2005	rr_AnnualReturn2005	4.85%
Annual Return 2006	rr_AnnualReturn2006	9.38%
Annual Return 2007	rr_AnnualReturn2007	6.45%
Annual Return 2008	rr_AnnualReturn2008	(45.19%)
Annual Return 2009	rr_AnnualReturn2009	41.23%
Annual Return 2010	rr_AnnualReturn2010	21.40%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +15.47%
Lowest Quarter:
4th Quarter 2008 --27.46%

1 Year	rr_AverageAnnualReturnYear01	14.41%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	1.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.92%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	0.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.48%
5 Years	rr_AverageAnnualReturnYear05	0.17%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,059
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,014
1 Year	rr_AverageAnnualReturnYear01	15.43%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 1935
Retail | Wells Fargo Diversified Capital Builder Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,299
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,059
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,299
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 1998
Retail | Wells Fargo Diversified Capital Builder Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Retail | Wells Fargo Diversified Capital Builder Fund | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Retail | Wells Fargo Diversified Capital Builder Fund | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Retail | Wells Fargo Diversified Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 31 and 33 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | Wells Fargo Diversified Income Builder Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,151
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,874
Annual Return 2001	rr_AnnualReturn2001	5.87%
Annual Return 2002	rr_AnnualReturn2002	14.94%
Annual Return 2003	rr_AnnualReturn2003	16.40%
Annual Return 2004	rr_AnnualReturn2004	8.19%
Annual Return 2005	rr_AnnualReturn2005	(1.38%)
Annual Return 2006	rr_AnnualReturn2006	5.42%
Annual Return 2007	rr_AnnualReturn2007	1.96%
Annual Return 2008	rr_AnnualReturn2008	(28.74%)
Annual Return 2009	rr_AnnualReturn2009	33.96%
Annual Return 2010	rr_AnnualReturn2010	15.67%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +10.05%
Lowest Quarter:
4th Quarter 2008 --16.75%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.75%)
1 Year	rr_AverageAnnualReturnYear01	9.10%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 14, 1987
Retail | Wells Fargo Diversified Income Builder Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 14, 1987
Retail | Wells Fargo Diversified Income Builder Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 14, 1987
Retail | Wells Fargo Diversified Income Builder Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.83%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,917
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,917
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1993
Retail | Wells Fargo Diversified Income Builder Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.83%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,204
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,204
1 Year	rr_AverageAnnualReturnYear01	13.79%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1993
Retail | Wells Fargo Diversified Income Builder Fund | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Retail | Wells Fargo Diversified Income Builder Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Retail | Wells Fargo Diversified Income Builder Fund | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Retail | WF Growth Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 27 and 29 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated to the underlying Managed Fixed Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | WF Growth Balanced Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Annual Return 2001	rr_AnnualReturn2001	(3.15%)
Annual Return 2002	rr_AnnualReturn2002	(15.92%)
Annual Return 2003	rr_AnnualReturn2003	23.23%
Annual Return 2004	rr_AnnualReturn2004	7.81%
Annual Return 2005	rr_AnnualReturn2005	4.53%
Annual Return 2006	rr_AnnualReturn2006	12.15%
Annual Return 2007	rr_AnnualReturn2007	6.32%
Annual Return 2008	rr_AnnualReturn2008	(35.11%)
Annual Return 2009	rr_AnnualReturn2009	28.66%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +15.39%
Lowest Quarter:
4th Quarter 2008 --20.73%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 1998
Retail | WF Growth Balanced Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 1998
Retail | WF Growth Balanced Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 1998
Retail | WF Growth Balanced Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,119
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1998
Retail | WF Growth Balanced Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,401
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,401
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1998
Retail | WF Growth Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Retail | WF Growth Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Retail | WF Growth Balanced Fund | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Retail | WF Moderate Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 27 and 29 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio. The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities, may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar-denominated, income-producing debt securities and is expected to have a, dollar-weighted average effective duration between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value,we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Retail | WF Moderate Balanced Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,079
Annual Return 2001	rr_AnnualReturn2001	0.46%
Annual Return 2002	rr_AnnualReturn2002	(8.20%)
Annual Return 2003	rr_AnnualReturn2003	15.38%
Annual Return 2004	rr_AnnualReturn2004	5.71%
Annual Return 2005	rr_AnnualReturn2005	3.64%
Annual Return 2006	rr_AnnualReturn2006	8.95%
Annual Return 2007	rr_AnnualReturn2007	6.02%
Annual Return 2008	rr_AnnualReturn2008	(24.74%)
Annual Return 2009	rr_AnnualReturn2009	21.85%
Annual Return 2010	rr_AnnualReturn2010	10.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +10.94%
Lowest Quarter:
4th Quarter 2008 --14.03%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | WF Moderate Balanced Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | WF Moderate Balanced Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | WF Moderate Balanced Fund | B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,124
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,124
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | WF Moderate Balanced Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,406
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Retail | WF Moderate Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Retail | WF Moderate Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Retail | WF Moderate Balanced Fund | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Administrator | Wells Fargo Advantage Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Equity Value Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2004	rr_AnnualReturn2004	15.27%
Annual Return 2005	rr_AnnualReturn2005	10.36%
Annual Return 2006	rr_AnnualReturn2006	17.49%
Annual Return 2007	rr_AnnualReturn2007	8.11%
Annual Return 2008	rr_AnnualReturn2008	(41.15%)
Annual Return 2009	rr_AnnualReturn2009	24.92%
Annual Return 2010	rr_AnnualReturn2010	17.12%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +19.43%
Lowest Quarter:
4th Quarter 2008 -22.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
1 Year	rr_AverageAnnualReturnYear01	17.12%
5 Years	rr_AverageAnnualReturnYear05	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Administrator | Wells Fargo Advantage Equity Value Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.03%
5 Years	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Administrator | Wells Fargo Advantage Equity Value Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 2003
Administrator | Wells Fargo Advantage Equity Value Fund | Admin | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,359
Annual Return 2001	rr_AnnualReturn2001	6.59%
Annual Return 2002	rr_AnnualReturn2002	(10.89%)
Annual Return 2003	rr_AnnualReturn2003	33.46%
Annual Return 2004	rr_AnnualReturn2004	12.56%
Annual Return 2005	rr_AnnualReturn2005	0.52%
Annual Return 2006	rr_AnnualReturn2006	21.91%
Annual Return 2007	rr_AnnualReturn2007	(1.86%)
Annual Return 2008	rr_AnnualReturn2008	(35.93%)
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.70%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.46%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Administrator | Wells Fargo Advantage C&B Large Cap Value Fund | Admin | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Administrator | Wells Fargo Advantage Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that uses a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity investment styles of several master portfolios. The investment styles of the master portfolios in which we currently invest include the large cap growth style, the large cap blend style (an index tracking style), the large cap value style, the small cap style and the international style. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 39 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,484
Annual Return 2001	rr_AnnualReturn2001	(12.46%)
Annual Return 2002	rr_AnnualReturn2002	(21.96%)
Annual Return 2003	rr_AnnualReturn2003	29.43%
Annual Return 2004	rr_AnnualReturn2004	10.76%
Annual Return 2005	rr_AnnualReturn2005	6.52%
Annual Return 2006	rr_AnnualReturn2006	14.21%
Annual Return 2007	rr_AnnualReturn2007	5.87%
Annual Return 2008	rr_AnnualReturn2008	(39.19%)
Annual Return 2009	rr_AnnualReturn2009	28.54%
Annual Return 2010	rr_AnnualReturn2010	14.83%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +16.70%
Lowest Quarter:
4th Quarter 2008 -22.56%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
1 Year	rr_AverageAnnualReturnYear01	14.83%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years	rr_AverageAnnualReturnYear10	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Administrator | Wells Fargo Advantage Diversified Equity Fund | Admin | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Administrator | Wells Fargo Advantage Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Small Company Value Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,693
Annual Return 2001	rr_AnnualReturn2001	13.08%
Annual Return 2002	rr_AnnualReturn2002	(6.34%)
Annual Return 2003	rr_AnnualReturn2003	43.68%
Annual Return 2004	rr_AnnualReturn2004	23.49%
Annual Return 2005	rr_AnnualReturn2005	9.70%
Annual Return 2006	rr_AnnualReturn2006	13.25%
Annual Return 2007	rr_AnnualReturn2007	(13.80%)
Annual Return 2008	rr_AnnualReturn2008	(39.48%)
Annual Return 2009	rr_AnnualReturn2009	45.23%
Annual Return 2010	rr_AnnualReturn2010	26.95%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +34.35%
Lowest Quarter:
4th Quarter 2008 -31.67%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.67%)
1 Year	rr_AverageAnnualReturnYear01	26.95%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.95%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.52%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2002
Administrator | Wells Fargo Advantage Small Company Value Fund | Admin | Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Administrator | Wells Fargo Advantage Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.62%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,055
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,513
Annual Return 2008	rr_AnnualReturn2008	(47.12%)
Annual Return 2009	rr_AnnualReturn2009	32.82%
Annual Return 2010	rr_AnnualReturn2010	31.99%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
4th Quarter 2010 +19.56%
Lowest Quarter:
4th Quarter 2008 -23.56%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.56%)
1 Year	rr_AverageAnnualReturnYear01	31.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Administrator | Wells Fargo Advantage Emerging Growth Fund | Admin | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Administrator | Wells Fargo Advantage Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,549
Annual Return 2001	rr_AnnualReturn2001	0.62%
Annual Return 2002	rr_AnnualReturn2002	(29.60%)
Annual Return 2003	rr_AnnualReturn2003	50.36%
Annual Return 2004	rr_AnnualReturn2004	13.29%
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	3.49%
Annual Return 2008	rr_AnnualReturn2008	(44.67%)
Annual Return 2009	rr_AnnualReturn2009	46.90%
Annual Return 2010	rr_AnnualReturn2010	35.08%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +24.44%
Lowest Quarter:
4th Quarter 2008 -28.32%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.32%)
1 Year	rr_AverageAnnualReturnYear01	35.08%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.08%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.80%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | Wells Fargo Advantage Small Company Growth Fund | Admin | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Administrator | Wells Fargo Advantage International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage International Value Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,861
Annual Return 2004	rr_AnnualReturn2004	25.73%
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	28.88%
Annual Return 2007	rr_AnnualReturn2007	2.98%
Annual Return 2008	rr_AnnualReturn2008	(43.80%)
Annual Return 2009	rr_AnnualReturn2009	30.85%
Annual Return 2010	rr_AnnualReturn2010	7.33%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +30.27%
Lowest Quarter:
4th Quarter 2008 -19.84%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.84%)
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator | Wells Fargo Advantage International Value Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator | Wells Fargo Advantage International Value Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.03%
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
Administrator | Wells Fargo Advantage International Value Fund | Admin | MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Administrator | Wells Fargo Index Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Equity Securities - We invest a portion of the Fund's assets in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and
Fixed Income Securities - We invest a portion of the Fund's assets in US Treasury Bond to replicate the Barclays Capital 20+ Treasury Index. Bonds in this index have remaining maturities of 20 years or more.
The Fund invests in equity and fixed income securities with an emphasis on equity securities. The Fund's "neutral" target allocation is 60% of the Fund's total assets in equity securities and 40% of the Fund's total assets in fixed income securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays Capital 20+ Treasury index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Index Asset Allocation Fund | B | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Administrator | Wells Fargo Index Asset Allocation Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,280
Annual Return 2001	rr_AnnualReturn2001	(7.20%)
Annual Return 2002	rr_AnnualReturn2002	(12.81%)
Annual Return 2003	rr_AnnualReturn2003	22.50%
Annual Return 2004	rr_AnnualReturn2004	9.52%
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	12.32%
Annual Return 2007	rr_AnnualReturn2007	7.57%
Annual Return 2008	rr_AnnualReturn2008	(28.94%)
Annual Return 2009	rr_AnnualReturn2009	15.56%
Annual Return 2010	rr_AnnualReturn2010	13.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.85%)
1 Year	rr_AverageAnnualReturnYear01	13.42%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.98%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Administrator | Wells Fargo Index Asset Allocation Fund | Admin | Barclays Capital U.S. Treasury: 20+ Year (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Administrator | Wells Fargo Diversified Capital Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Diversified Capital Builder Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	(6.44%)
Annual Return 2002	rr_AnnualReturn2002	(10.35%)
Annual Return 2003	rr_AnnualReturn2003	17.75%
Annual Return 2004	rr_AnnualReturn2004	6.40%
Annual Return 2005	rr_AnnualReturn2005	5.15%
Annual Return 2006	rr_AnnualReturn2006	9.74%
Annual Return 2007	rr_AnnualReturn2007	6.67%
Annual Return 2008	rr_AnnualReturn2008	(45.02%)
Annual Return 2009	rr_AnnualReturn2009	41.53%
Annual Return 2010	rr_AnnualReturn2010	21.78%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +15.64%
Lowest Quarter:
4th Quarter 2008 -27.38%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.38%)
1 Year	rr_AverageAnnualReturnYear01	21.78%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.19%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Administrator | Wells Fargo Diversified Capital Builder Fund | Admin | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Administrator | Wells Fargo Diversified Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Diversified Income Builder Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	892
Annual Return 2001	rr_AnnualReturn2001	6.10%
Annual Return 2002	rr_AnnualReturn2002	15.35%
Annual Return 2003	rr_AnnualReturn2003	16.70%
Annual Return 2004	rr_AnnualReturn2004	8.56%
Annual Return 2005	rr_AnnualReturn2005	(1.18%)
Annual Return 2006	rr_AnnualReturn2006	5.72%
Annual Return 2007	rr_AnnualReturn2007	2.18%
Annual Return 2008	rr_AnnualReturn2008	(29.11%)
Annual Return 2009	rr_AnnualReturn2009	35.00%
Annual Return 2010	rr_AnnualReturn2010	15.91%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +10.31%
Lowest Quarter:
4th Quarter 2008 -17.06%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.06%)
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.79%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Administrator | Wells Fargo Diversified Income Builder Fund | Admin | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Administrator | Wells Fargo Advantage Diversified Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests in a "multi-style" approach designed to minimize the volatility and risk of investing in equity securities of small-capitalization companies. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. We use several different small-capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. Currently, the Fund's portfolio combines the small-capitalization equity styles of several master portfolios. Small capitalization companies are defined by the individual master portfolios in which the Fund invests. We may invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities. See "Portfolio Allocation and Management" on page 41 of the Prospectus for the percentage breakdown of the Fund's assets allocated across different master portfolios.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We consider the Fund's absolute level of risk, as well as its risk relative to its benchmark in determining the allocation between the different investment styles. We may make changes to the current allocations at any time in response to market and other conditions. The percentage of Fund assets that we invest in each master portfolio may temporarily deviate from the current allocations due to changes in market value. We may use cash flows or effect transactions to re-establish the allocations. We also may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,676
Annual Return 2001	rr_AnnualReturn2001	2.08%
Annual Return 2002	rr_AnnualReturn2002	(14.55%)
Annual Return 2003	rr_AnnualReturn2003	43.93%
Annual Return 2004	rr_AnnualReturn2004	19.11%
Annual Return 2005	rr_AnnualReturn2005	6.74%
Annual Return 2006	rr_AnnualReturn2006	13.20%
Annual Return 2007	rr_AnnualReturn2007	(0.79%)
Annual Return 2008	rr_AnnualReturn2008	(37.90%)
Annual Return 2009	rr_AnnualReturn2009	32.56%
Annual Return 2010	rr_AnnualReturn2010	27.35%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +22.79%
Lowest Quarter:
4th Quarter 2008 -26.62%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
1 Year	rr_AverageAnnualReturnYear01	27.35%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.34%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.79%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Administrator | Wells Fargo Advantage Diversified Small Cap Fund | Admin | Russell 2000 Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Administrator | WF Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting primarily of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. Note that the Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 80% of the Fund's total assets in fixed income securities and 20% of the Fund's total assets in equity securities. Such a neutral target allocation, in which a much higher percentage of the Fund's total assets are in fixed income securities (versus a much lower percentage of the Fund's total assets in equity securities) is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. Consequently, we believe that the Fund has takes a relatively more "conservative" approach in its target allocation in its balance between equity and fixed income investments than a hypothetical less "conservative" fund more heavily weighted toward equity securities and less weighted toward fixed income securities.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar denominated, income-producing debt securities, and is expected to have a dollar-weighted average effective duration is expected to be between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return. As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | WF Conservative Allocation Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,350
Annual Return 2001	rr_AnnualReturn2001	3.29%
Annual Return 2002	rr_AnnualReturn2002	(1.48%)
Annual Return 2003	rr_AnnualReturn2003	9.31%
Annual Return 2004	rr_AnnualReturn2004	4.24%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	6.58%
Annual Return 2007	rr_AnnualReturn2007	5.95%
Annual Return 2008	rr_AnnualReturn2008	(14.97%)
Annual Return 2009	rr_AnnualReturn2009	16.06%
Annual Return 2010	rr_AnnualReturn2010	10.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +7.38%
Lowest Quarter:
4th Quarter 2008 --8.32%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.32%)
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Conservative Allocation Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Conservative Allocation Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Conservative Allocation Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Administrator | WF Conservative Allocation Fund | Admin | Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Administrator | WF Conservative Allocation Fund | Admin | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Administrator | WF Growth Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated to the underlying Managed Fixed Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio.
The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities. It may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | WF Growth Balanced Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Annual Return 2001	rr_AnnualReturn2001	(2.94%)
Annual Return 2002	rr_AnnualReturn2002	(15.74%)
Annual Return 2003	rr_AnnualReturn2003	23.54%
Annual Return 2004	rr_AnnualReturn2004	8.07%
Annual Return 2005	rr_AnnualReturn2005	4.79%
Annual Return 2006	rr_AnnualReturn2006	12.43%
Annual Return 2007	rr_AnnualReturn2007	6.56%
Annual Return 2008	rr_AnnualReturn2008	(34.94%)
Annual Return 2009	rr_AnnualReturn2009	28.94%
Annual Return 2010	rr_AnnualReturn2010	13.89%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +15.48%
Lowest Quarter:
4th Quarter 2008 --20.66%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
1 Year	rr_AverageAnnualReturnYear01	13.89%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Growth Balanced Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Growth Balanced Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Growth Balanced Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Administrator | WF Growth Balanced Fund | Admin | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Administrator | WF Growth Balanced Fund | Admin | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Administrator | WF Moderate Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 103% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Currently, the Fund's portfolio combines the different equity and fixed income of several master portfolios. The Fund may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.
The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. A majority of the Fund's fixed income portion is allocated between the underlying Managed Fixed Income Portfolio and the Stable Income Portfolio. The remainder is allocated between the Total Return Bond Portfolio and the Inflation-Protected Bond Portfolio. The Managed Fixed Income Portfolio is a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities, may include asset backed securities, and is expected to have a dollar-weighted average duration between 2 and 6 years. The Stable Income Portfolio invests in a variety of investment grade fixed-, floating- or variable-rate U.S. dollar-denominated, income-producing debt securities and is expected to have a, dollar-weighted average effective duration between 0.7 to 1.2 years. The Total Return Bond Portfolio invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities and is expected to have a dollar-weighted average effective duration between 4 and 5 1/2 years. The Inflation-Protected Bond Portfolio invests principally in inflation-protected debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The bulk of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.
We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. We also may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value,we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.
Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Administrator | WF Moderate Balanced Fund | Admin
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,407
Annual Return 2001	rr_AnnualReturn2001	0.71%
Annual Return 2002	rr_AnnualReturn2002	(7.97%)
Annual Return 2003	rr_AnnualReturn2003	15.66%
Annual Return 2004	rr_AnnualReturn2004	5.99%
Annual Return 2005	rr_AnnualReturn2005	3.83%
Annual Return 2006	rr_AnnualReturn2006	9.28%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	(24.57%)
Annual Return 2009	rr_AnnualReturn2009	22.07%
Annual Return 2010	rr_AnnualReturn2010	11.07%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +10.95%
Lowest Quarter:
4th Quarter 2008 --14.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.00%)
1 Year	rr_AverageAnnualReturnYear01	11.07%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Moderate Balanced Fund | Admin | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Moderate Balanced Fund | Admin | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 11, 1994
Administrator | WF Moderate Balanced Fund | Admin | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Administrator | WF Moderate Balanced Fund | Admin | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Administrator | WF Moderate Balanced Fund | Admin | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Institutional | Wells Fargo Advantage Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Equity Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we apply a fundamentals-driven, company-specific analysis. As part of the analysis, we evaluate criteria such as price to earnings, price to book, and price to sales ratios, and cash flow. We also evaluatethe companies' sales and expense trends, changes in earnings estimates and market position, as well as the industry outlook. We look for catalysts that could positively, or negatively, affect prices of current and potential companies for the Fund. Additionally, we seek confirmation of earnings potential before investing in a security. We also apply a rigorous screening process and manage the portfolio's overall risk profile. We generally consider selling a stock when it has achieved its fair value, when the issuer's business fundamentals have deteriorated, or if the potential for positive change is no longer evident. We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Equity Value Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,051
Annual Return 2004	rr_AnnualReturn2004	15.27%
Annual Return 2005	rr_AnnualReturn2005	10.36%
Annual Return 2006	rr_AnnualReturn2006	17.56%
Annual Return 2007	rr_AnnualReturn2007	8.35%
Annual Return 2008	rr_AnnualReturn2008	(40.98%)
Annual Return 2009	rr_AnnualReturn2009	25.11%
Annual Return 2010	rr_AnnualReturn2010	17.34%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +19.43%
Lowest Quarter:
4th Quarter 2008 -21.90%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.90%)
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional | Wells Fargo Advantage Equity Value Fund | I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.21%
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional | Wells Fargo Advantage Equity Value Fund | I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional | Wells Fargo Advantage Equity Value Fund | I | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,046
Annual Return 2001	rr_AnnualReturn2001	6.59%
Annual Return 2002	rr_AnnualReturn2002	(10.89%)
Annual Return 2003	rr_AnnualReturn2003	33.46%
Annual Return 2004	rr_AnnualReturn2004	12.76%
Annual Return 2005	rr_AnnualReturn2005	0.93%
Annual Return 2006	rr_AnnualReturn2006	22.09%
Annual Return 2007	rr_AnnualReturn2007	(1.60%)
Annual Return 2008	rr_AnnualReturn2008	(35.63%)
Annual Return 2009	rr_AnnualReturn2009	28.03%
Annual Return 2010	rr_AnnualReturn2010	14.28%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.59%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
1 Year	rr_AverageAnnualReturnYear01	14.28%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.00%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2004
Institutional | Wells Fargo Advantage C&B Large Cap Value Fund | I | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Institutional | Wells Fargo Advantage Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was  $26 million to  $2.5 billion, as of June 28, 2010 and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,395
Annual Return 2001	rr_AnnualReturn2001	13.08%
Annual Return 2002	rr_AnnualReturn2002	(6.34%)
Annual Return 2003	rr_AnnualReturn2003	43.68%
Annual Return 2004	rr_AnnualReturn2004	23.49%
Annual Return 2005	rr_AnnualReturn2005	9.70%
Annual Return 2006	rr_AnnualReturn2006	13.25%
Annual Return 2007	rr_AnnualReturn2007	(13.80%)
Annual Return 2008	rr_AnnualReturn2008	(39.48%)
Annual Return 2009	rr_AnnualReturn2009	45.23%
Annual Return 2010	rr_AnnualReturn2010	27.05%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +34.35%
Lowest Quarter:
4th Quarter 2008 -31.67%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.67%)
1 Year	rr_AverageAnnualReturnYear01	27.05%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.58%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Institutional | Wells Fargo Advantage Small Company Value Fund | Institutional | Russell 2000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Institutional | Wells Fargo Advantage Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Emerging Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.40%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,008
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,292
Annual Return 2008	rr_AnnualReturn2008	(47.04%)
Annual Return 2009	rr_AnnualReturn2009	33.08%
Annual Return 2010	rr_AnnualReturn2010	32.45%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +19.66%
Lowest Quarter: 1st
Quarter 2008 -23.52%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.52%)
1 Year	rr_AverageAnnualReturnYear01	32.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Institutional | Wells Fargo Advantage Emerging Growth Fund | I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Institutional | Wells Fargo Advantage Emerging Growth Fund | I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Institutional | Wells Fargo Advantage Emerging Growth Fund | I | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Institutional | Wells Fargo Advantage Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Small Company Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies.
We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations of  $3 billion or less. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the Rediscovery phase, are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases. We may actively trade portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage Small Company Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,241
Annual Return 2001	rr_AnnualReturn2001	0.62%
Annual Return 2002	rr_AnnualReturn2002	(29.60%)
Annual Return 2003	rr_AnnualReturn2003	50.36%
Annual Return 2004	rr_AnnualReturn2004	13.29%
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	3.49%
Annual Return 2008	rr_AnnualReturn2008	(44.59%)
Annual Return 2009	rr_AnnualReturn2009	47.20%
Annual Return 2010	rr_AnnualReturn2010	35.36%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +24.54%
Lowest Quarter:
4th Quarter 2008 -28.29%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
1 Year	rr_AverageAnnualReturnYear01	35.36%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Institutional | Wells Fargo Advantage Small Company Growth Fund | I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.36%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Institutional | Wells Fargo Advantage Small Company Growth Fund | I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.98%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Institutional | Wells Fargo Advantage Small Company Growth Fund | I | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Institutional | Wells Fargo Advantage International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the International Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 20% of the Fund's total assets in emerging market equity securities.
We invest in equity securities of foreign issuers which we believe are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. Factors we consider in determining undervaluation include dividend yield, earnings relative to price, cash flow relative to price and book value relative to market value. We believe that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. We use a quantitative investment model to make investment decisions for the Fund. The investment model is designed to take advantage of judgmental biases that influence the decisions of many investors, such as the tendency to develop a "mindset" about a company or to wrongly equate a good company with a good investment irrespective of price. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). This investment strategy seeks to manage overall portfolio risk while attempting to increase the expected return. A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark). We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Advantage International Value Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,567
Annual Return 2004	rr_AnnualReturn2004	25.73%
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	28.95%
Annual Return 2007	rr_AnnualReturn2007	3.23%
Annual Return 2008	rr_AnnualReturn2008	(43.70%)
Annual Return 2009	rr_AnnualReturn2009	31.09%
Annual Return 2010	rr_AnnualReturn2010	7.53%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2009 +30.36%
Lowest Quarter:
4th Quarter 2008 -19.75%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional | Wells Fargo Advantage International Value Fund | I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional | Wells Fargo Advantage International Value Fund | I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	0.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Institutional | Wells Fargo Advantage International Value Fund | I | MSCI EAFE VALUE Net (USD) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Institutional | Wells Fargo Diversified Capital Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.78%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	984
Annual Return 2001	rr_AnnualReturn2001	(6.44%)
Annual Return 2002	rr_AnnualReturn2002	(10.35%)
Annual Return 2003	rr_AnnualReturn2003	17.75%
Annual Return 2004	rr_AnnualReturn2004	6.40%
Annual Return 2005	rr_AnnualReturn2005	5.15%
Annual Return 2006	rr_AnnualReturn2006	9.74%
Annual Return 2007	rr_AnnualReturn2007	6.67%
Annual Return 2008	rr_AnnualReturn2008	(45.02%)
Annual Return 2009	rr_AnnualReturn2009	41.53%
Annual Return 2010	rr_AnnualReturn2010	21.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +15.64%
Lowest Quarter:
4th Quarter 2008 --27.38%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.38%)
1 Year	rr_AverageAnnualReturnYear01	21.81%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 1998
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.22%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 1998
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.32%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 1998
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Institutional | Wells Fargo Diversified Capital Builder Fund | Institutional | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Institutional | Wells Fargo Diversified Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.
We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Institutional | Wells Fargo Diversified Income Builder Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	892
Annual Return 2001	rr_AnnualReturn2001	6.10%
Annual Return 2002	rr_AnnualReturn2002	15.35%
Annual Return 2003	rr_AnnualReturn2003	16.70%
Annual Return 2004	rr_AnnualReturn2004	8.56%
Annual Return 2005	rr_AnnualReturn2005	(1.18%)
Annual Return 2006	rr_AnnualReturn2006	5.72%
Annual Return 2007	rr_AnnualReturn2007	2.18%
Annual Return 2008	rr_AnnualReturn2008	(29.11%)
Annual Return 2009	rr_AnnualReturn2009	35.00%
Annual Return 2010	rr_AnnualReturn2010	16.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
3rd Quarter 2009 +10.31%
Lowest Quarter:
4th Quarter 2008 --17.06%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.06%)
1 Year	rr_AverageAnnualReturnYear01	16.03%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 13, 1997
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 13, 1997
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Institutional | Wells Fargo Diversified Income Builder Fund | Institutional | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Investor | Wells Fargo Advantage C&B Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the C&B Large Cap Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was  $348 million to  $275 billion, as of June 28, 2010, and is expected to change frequently. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,621
Annual Return 2001	rr_AnnualReturn2001	6.59%
Annual Return 2002	rr_AnnualReturn2002	(10.89%)
Annual Return 2003	rr_AnnualReturn2003	33.46%
Annual Return 2004	rr_AnnualReturn2004	12.50%
Annual Return 2005	rr_AnnualReturn2005	0.30%
Annual Return 2006	rr_AnnualReturn2006	21.56%
Annual Return 2007	rr_AnnualReturn2007	(2.11%)
Annual Return 2008	rr_AnnualReturn2008	(36.01%)
Annual Return 2009	rr_AnnualReturn2009	27.46%
Annual Return 2010	rr_AnnualReturn2010	13.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
2nd Quarter 2003 +20.94%
Lowest Quarter:
4th Quarter 2008 -23.67%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.67%)
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1990
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1990
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1990
Investor | Wells Fargo Advantage C&B Large Cap Value Fund | Investor | Russell 1000 Value Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Investor | Wells Fargo Advantage Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.
Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of  $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in their emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.
Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Investor | Wells Fargo Advantage Emerging Growth Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.85%	[8]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.36%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,700
Annual Return 2008	rr_AnnualReturn2008	(47.24%)
Annual Return 2009	rr_AnnualReturn2009	32.36%
Annual Return 2010	rr_AnnualReturn2010	31.78%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:
4th Quarter 2010 +19.54%
Lowest Quarter: 1st
Quarter 2008 -23.58%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.58%)
1 Year	rr_AverageAnnualReturnYear01	31.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Investor | Wells Fargo Advantage Emerging Growth Fund | Investor | Russell 2000 Growth Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[3]
Funds Management has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[4]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[5]
Funds Management has committed through January 31, 2012, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[6]
Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[7]
Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

[8]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[9]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.